UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2011

Date of reporting period: July 1, 2010 through December 31, 2010

Item 1. Report to Stockholders

[LOGO]

December 31, 2010

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund's investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2010

The investment objective for our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objective for our government bond fund is to provide a high level of income derived from securities of the U.S. Government and its agencies without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible prices and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2010 (the “reporting period”), the economy continued to recover from the deep recession which began in December 2007. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 2.6 percent in the third quarter of 2010. Real GDP increased at a 3.2 percent annual rate (advance estimate) during the fourth quarter of 2010. The gradually improving economy was reflected in higher consumer and business spending during the second half of the year. For all of 2010, the economy expanded at an annual rate of 2.9 percent, in contrast to a decrease of 2.6 percent in 2009. While the economy has expanded, growth has been at a pace that has been insufficient to reduce the rate of unemployment significantly.

The Federal Reserve kept the fed funds target rate range unchanged at 0 to  1/4 percent during the reporting period. In addition to keeping policy interest rates stable, last summer the Federal Reserve modified its reinvestment policy to keep the Federal Reserve’s balance sheet from shrinking as mortgage-related securities matured or redeemed. Additionally, in early November the Federal Reserve announced a new plan to purchase an additional $600 billion in longer-term Treasury securities by mid-2011. The goal of the Federal Reserve’s quantitative easing program is to provide stimulus to the economy by keeping longer-term interest rates lower than they would be otherwise.

Conditions in the labor market continued to exhibit weakness during the reporting period. Private payrolls expanded at a below average rate of roughly 100,000 per month in 2010. The seasonally adjusted national unemployment rate remained elevated by historical standards and stood at 9.4 percent at the end of December. The housing market continued to show signs of weakness despite support from various government programs. An elevated supply of available homes and an overhang of foreclosed homes contributed to a further decline in home prices during the second half of the year.

Consumer price inflation continued to subside during the six month period ended December 31, 2010. The Federal Reserve’s preferred inflation measure, the personal consumption expenditures price index, increased at an annual rate of 1.3 percent in December. Core inflation, excluding food and energy, increased at an annual rate of 0.7 percent in December. Price declines were evident across a wide variety of goods and services. The exception to this was food, energy, and commodity prices which generally increased during the reporting period. Long-term inflation expectations remained well-anchored during the reporting period.

Interest rates at intermediate and longer maturities rose substantially during the reporting period with the bulk of the increase occurring in December. The yield on the benchmark 10-year Treasury note increased approximately 32 basis points and ended the year at 3.25 percent. The yield on the 30-year Treasury bond increased approximately 45 basis points and ended the year at 4.34 percent. The increase in Treasury yields primarily reflected renewed confidence in the economy and concerns that the passage of a package of fiscal measures would bolster economic growth and increase the deficit over coming quarters.

Yields in the municipal bond market moved higher in tandem with U.S. Treasuries during the reporting period. The yield on a 10-year AAA-rated municipal bond increased approximately 37 basis points during the second half of the year and ended the reporting period at 3.16 percent while yields on a 30-year AAA-rated municipal bond increased 66 basis points and ended the reporting period at 4.68 percent.

The municipal bond market experienced a significant selloff at the end of the year. The selloff was precipitated by a number of factors and/or events which all came together during the month of December. The sunset of the taxable Build America Bond (“BAB”) program on December 31st was perhaps the most important factor. Ultimately, the widely expected extension of the BAB program was not part of the tax compromise legislation agreed to in December by legislators. Yields in the tax-exempt market

i

increased dramatically in response to the expiration of the BAB program as market participants anticipated that the supply of tax-exempt bonds would increase substantially in 2011.

The main feature of the tax compromise legislation passed by Congress in December was an extension of the Bush-era marginal rates. The extension of the Bush tax cuts negatively impacted the tax-exempt market since higher marginal tax rates which were scheduled to be effective on January 1 would actually have been more supportive of tax-exempts (higher marginal rates make municipal bonds more attractive). The expiration of the BAB program and the fiscal package passed by Congress at year-end occurred at the same time that “headline risk” in the municipal bond market was reaching a peak. Ongoing fears about state budget deficits (particularly in a handful of states such as Illinois, California, Michigan, Pennsylvania, New York, and New Jersey) led to a significant outflow of funds from the municipal bond sector as investors pared their exposure to state and municipal debt. The ongoing headline risk in the municipal bond market added to price pressures at year-end.

A discussion of the performance of each of our funds for the six month period ended December 31, 2010 follows:

The Kentucky Tax-Free Income Series achieved a total return of -0.51% during the reporting period compared to a total return of -0.90% for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 0.29% during the period under review compared to a total return of -0.90% for the Barclays Capital Municipal Bond Index.

The Tennessee Tax-Free Income Series achieved a total return of -0.53% during the reporting period compared to a total return of -0.90% for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.38% during the reporting period compared to -0.90% for the Barclays Capital Municipal Bond Index.

The North Carolina Tax-Free Income Series achieved a total return of -1.58% during the reporting period compared to -0.90% for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Income Series had a nominal maturity of 16.85 years as of December 31, 2010, compared to a nominal maturity of 13.28 for the index. Longer-dated bonds generally underperformed shorter bonds in last year’s market environment, leading to the fund’s underperformance. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 1.04% during the reporting period compared to -0.90% for the Barclays Capital Municipal Bond Index.

The Alabama Tax-Free Income Series achieved a total a total return of -1.27% during the reporting period compared to -0.90% for the Barclays Capital Municipal Bond Index. The Alabama Tax-Free Income Series had a nominal maturity of 17.55 years as of December 31, 2010, compared with a nominal maturity of 13.28 for the index. Longer-dated bonds generally underperformed shorter bonds in last year’s market environment, leading to the fund’s underperformance.

The Mississippi Tax-Free Income Series achieved a total return of -0.80% during the reporting period compared to -0.90% for the Barclays Capital Municipal Bond Index.

The Intermediate Government Bond Series achieved a total return of -1.33% during the reporting period compared to 0.54% for the Barclays Capital U.S. Government Intermediate Bond Index. The Intermediate Government Bond Series had a significant number of higher coupon bonds that were called during the reporting period which caused it to underperform the index.

The Taxable Municipal Bond Series achieved a total return of -5.11% for the two month period ended December 31, 2010 compared with a total return of -3.30% for the Barclays Capital Taxable Municipal Bond Index during the same period. The Taxable Municipal Bond Series had a nominal maturity of 26.14 years as of December 31, 2010, compared to 20.77 years for the index. Longer-dated bonds generally underperformed in last year’s market environment, leading to the fund’s underperformance.

It should be noted that none of the Barclays Capital indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2010. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	10.90%
Aa/AA	72.97%
A	8.96%
Baa/BBB	5.84%
Not Rated	1.33%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	4.61%
Lease Revenue	12.34%
Municipal Utility Revenue	2.35%
Hospital and Healthcare Revenue	3.41%
State and Local Mortgage Revenue	3.88%
University Consolidated Education and Building Revenue	0.92%
Public Facilities Revenue	1.10%
Insured Municipal	65.68%
Escrowed to Maturity	4.54%
Other Assets Less Liabilities	1.17%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	19.75%
Aa/AA	75.54%
A	3.23%
Baa/BBB	1.48%
Not Rated	0.00%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	1.47%
Certificates of Participation	1.13%
Lease Revenue	14.90%
Municipal Utility Revenue	3.26%
Hospital and Healthcare Revenue	4.07%
State and Local Mortgage Revenue	3.31%
Insured Municipal	70.92%
Other Assets Less Liabilities	0.94%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	7.35%
Aa/AA	65.11%
A	18.18%
Baa/BBB	1.61%
Not Rated	7.75%

100.00%

COMPOSITION
% of Net Assets
General Obligation	8.71%
Lease Revenue	1.93%
Municipal Utility Revenue	4.61%
Industrial Revenue	0.52%
University Consolidated Education and Building Revenue	6.32%
Public Facilities Revenue	0.52%
Insured Municipal	76.26%
Other Assets Less Liabilities	1.13%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	16.12%
Aa/AA	50.95%
A	20.84%
Baa/BBB	3.41%
Not Rated	8.68%

100.00%

COMPOSITION
% of Net Assets
General Obligation	1.61%
Prerefunded	0.43%
Lease Revenue	3.67%
University Consolidated Education and Building Revenue	8.44%
Public Facilities Revenue	2.50%
Insured Municipal	79.41%
Escrowed to Maturity	0.62%
Other Assets Less Liabilities	3.32%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Tennessee Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	4.52%
Aa/AA	69.37%
A	18.00%
Baa/BBB	4.73%
Not Rated	3.38%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	3.85%
General Obligation	9.86%
Lease Revenue	2.32%
Municipal Utility Revenue	5.35%
Hospital and Healthcare Revenue	6.70%
State and Local Mortgage Revenue	6.70%
University Consolidated Education and Building Revenue	7.95%
Public Facilities Revenue	0.54%
Insured Municipal	53.37%
Escrowed to Maturity	2.46%
Other Assets Less Liabilities	0.90%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	20.91%
Aa/AA	64.55%
A	12.07%
Baa/BBB	2.47%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	9.32%
General Obligation	7.45%
Lease Revenue	6.49%
Municipal Utility Revenue	4.63%
Hospital and Healthcare Revenue	0.95%
Public Facilities Revenue	3.26%
State and Local Mortgage Revenue	5.24%
Insured Municipal	61.20%
Other Assets Less Liabilities	1.46%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	3.96%
Aa/AA	71.29%
A	20.12%
Baa/BBB	3.26%
Not Rated	1.37%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	1.36%
General Obligation	2.87%
Certificates of Participation	14.53%
Lease Revenue	4.96%
Municipal Utility Revenue	5.06%
Hospital and Healthcare Revenue	7.97%
State and Local Mortgage Revenue	0.13%
University Consolidated Education and Building Revenue	3.92%
Public Facilities Revenue	6.65%
Insured Municipal	51.31%
Escrowed to Maturity	0.47%
Other Assets Less Liabilities	0.77%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	28.33%
Aa/AA	43.44%
A	25.94%
Baa/BBB	0.06%
Not Rated	2.23%

100.00%

COMPOSITION
% of Net Assets
General Obligation	1.46%
Prerefunded	1.62%
Certificates of Participation	14.81%
Lease Revenue	2.92%
Municipal Utility Revenue	5.94%
Hospital and Healthcare Revenue	4.08%
State and Local Mortgage Revenue	0.65%
University Consolidated Education and Building Revenue	3.79%
Public Facilities Revenue	3.83%
Insured Municipal	58.92%
Other Assets Less Liabilities	1.98%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	53.33%
Federal Home Loan Bank	30.41%
Federal Home Loan Mortgage	3.02%
Federal National Mortgage Association	7.39%
Student Loan Marketing Association	4.44%
Other Assets Less Liabilities	1.41%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	6.13%
Aa/AA	89.73%
A	4.14%

100.00%

COMPOSITION
% of Net Assets
General Obligation	17.46%
Certificates of Participation	15.98%
Lease Revenue	21.97%
Municipal Utility Revenue	16.27%
University Consolidated Education and Building Revenue	3.45%
Turnpike Road Revenue	2.71%
Insured Municipal	19.48%
Other Assets Less Liabilities	2.68%

100.00%

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
76.26% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan		4.750%	08/15/2027	NR	$75,000	$70,951
AL Housing Finance Authority Single Family Mortgage Revenue		5.375	10/01/2033	Aaa	200,000	202,918
AL Private College & Universities Facilities Authority Revenue		4.750	09/01/2026	AA+*	500,000	468,915
AL State Board Education Bishop State Community College		4.600	01/01/2021	A1	100,000	100,531
AL State Board of Education Revenue Calhoun Community	#	5.000	05/01/2022	A1	450,000	460,341
AL State University Revenue General Tuition & Fee -Series A	#	5.000	01/01/2019	A2/A*	50,000	51,518
AL State University Revenue General Tuition and Fee		5.000	08/01/2026	A2/A*	150,000	150,791
AL State University Revenue General Tuition and Fee		5.250	09/01/2034	Aa3/AA+*	75,000	75,879
AL Water Pollution Control Authority Revolving Fund Loan		4.800	08/15/2018	NR	50,000	50,454
AL Water Pollution Control Authority Revolving Fund Loan		4.800	08/15/2022	NR	170,000	160,009
AL Water Pollution Control Authority Revolving Fund Loan		5.000	08/15/2026	NR	130,000	121,170
Albertville AL Warrants		5.000	02/01/2035	AA+*	110,000	110,503
Alexander City AL Warrants		4.700	05/01/2021	Baa1/A*	200,000	201,878
Auburn AL Capital Improvement School Warrants		5.000	08/01/2030	Aa2/AA+*	260,000	262,743
Auburn University AL General Fee Revenue — Series A		5.000	06/01/2032	Aa2/AA+*	45,000	44,998
Auburn University AL General Fee Revenue — Series A		5.000	06/01/2027	Aa2/AA+*	300,000	307,092
Auburn University AL General Fee Revenue — Series A		5.000	06/01/2033	Aa2/AA+*	420,000	411,659
Auburn University AL General Fee Revenue — Series A	#	5.000	06/01/2038	Aa2/AA+*	600,000	586,830
Baldwin County AL Water and Sewer Series A General Obligation		5.000	01/01/2025	Aa1/AA+*	295,000	305,138
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA+*	250,000	252,638
Chatom AL Industrial Board Gulf Opportunity Zone		5.000	08/01/2037	Aa3/AA+*/A-@	150,000	145,277
Choctaw County AL Revenue School Warrants		4.700	03/01/2017	NR	200,000	185,188
Cullman County AL Water Revenue		5.000	05/01/2021	Baa1/A+*	125,000	129,971
Daphne AL Warrants		5.000	04/01/2023	Aa2/AA*	250,000	257,893
Elmore County AL Limited Obligation School Warrants		5.000	02/01/2022	Aa3/AA+*	190,000	197,230
Elmore County AL Public Education Cooperative		5.000	08/01/2032	Aa3	50,000	46,032
Enterprise AL Water General Obligation		5.000	10/01/2019	NR	55,000	57,244
Enterprise AL Water General Obligation		5.000	10/01/2023	NR	450,000	458,429
Gadsden AL Warrants — Series B		4.600	08/01/2022	NR	100,000	100,685
Hoover AL Board of Education Capital Outlay Warrants		4.750	02/15/2024	Aa2/AA+*	250,000	258,585
Huntsville AL Health Care Authority — Series A		5.000	06/01/2024	A2/BBB*	100,000	98,460
Huntsville AL Public Building Authority Lease Revenue		5.000	10/01/2027	Aa1/AA+*	375,000	383,039
Huntsville AL Public Building Authority Lease Revenue		5.000	10/01/2033	Aa1/AA+*	175,000	173,810
Huntsville AL Water Systems Revenue		5.000	11/01/2033	Aa1/AAA*	300,000	297,960
Jacksonville AL State University Revenue Tuition and Fee		5.125	12/01/2033	AA+*	450,000	437,274
Lee County AL School Warrants		5.000	02/01/2018	Aa2	100,000	105,042
Lee County AL School Warrants Limited Obligation		5.000	02/01/2021	Aa2	75,000	77,270
Limestone County AL Water & Sewer Authority Water Revenue		5.000	12/01/2029	A+*	275,000	260,491
Linden AL Warrants		5.250	06/01/2023	NR	25,000	25,198
Madison County AL Board of Education Capital Outlay Tax		4.950	09/01/2025	AA+*	100,000	102,883
Madison County AL Board of Education Capital Outlay Tax		5.100	09/01/2028	AA+*	285,000	288,950
Madison County AL Board of Education Capital Outlay Tax		5.125	09/01/2034	AA+*	505,000	496,466
Mobile AL Limited Obligation Tax Warrants		5.500	02/15/2023	Ba2	35,000	34,602
Mobile AL Public Education Building Authority		5.000	03/01/2033	Aa3/AA+*/AA-@	200,000	195,530
Montgomery AL Waterworks & Sanitation Sewer Board Revenue		5.000	03/01/2025	Aa2/AAA*	250,000	256,403
Montgomery County AL Warrants		5.000	03/01/2028	Aa1/AA*	175,000	179,086
Montgomery County AL Public Building Authority Revenue		5.000	03/01/2031	Aa2/AA-*	175,000	175,303
Morgan County AL Water and Sewer General Obligation Warrants		5.000	04/01/2028	Aa3	100,000	100,647
Morgan County AL Warrants		5.000	04/01/2029	Aa3	25,000	25,095
Muscle Shoals AL Refunded Warrants		4.600	08/01/2024	Aa3	250,000	250,808
North Marshall AL Utilities Board Water Revenue		5.100	10/01/2030	AA+*	375,000	375,918
Opelika AL Water Board Revenue		5.000	06/01/2037	Aa3/AA+*	250,000	244,960
Phenix City AL Schools Warrants — Series B		5.000	08/01/2024	A+*	200,000	205,476
Phenix City AL Water & Sewer Revenue		5.000	08/15/2034	Aa3/AA+*/AA-@	40,000	39,943
Roanoke AL Warrants		4.450	05/01/2020	NR	150,000	151,638
St Clair County AL Board Education School Tax Warrants		4.400	02/01/2022	Aa3/AA+*	50,000	50,530

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

Shelby County AL Board of Education Special Tax School Warrants		5.000%	02/01/2025	Aa3/A+*	$300,000	$302,664
Talladega County AL Industrial Development Revenue		4.700	01/01/2022	Baa3	100,000	88,312
Trussville AL Warrants		4.800	10/01/2021	Aa2	85,000	87,127
Tuscaloosa AL Warrants		5.000	01/01/2030	Aa1/AA+*	150,000	151,460
Tuscaloosa AL Public Education Building Authority		6.375	07/01/2028	AA+*	250,000	274,555
Tuscaloosa AL Public Education Building Authority		6.750	07/01/2033	AA+*	475,000	519,318
University of AL General Revenue — Series A		5.000	07/01/2032	Aa2/AA-*/AA@	500,000	504,060
University of AL General Revenue — Series A		5.000	07/01/2034	Aa2/AA-*/AA@	350,000	350,333
University of AL General Revenue — Series A		5.000	07/01/2028	Aa2/AA-*/AA@	325,000	332,998
University South AL University Revenues Refunding Tuition		5.000	12/01/2029	Aa1/AAA*	105,000	105,527
University of Southern AL University Revenues Facilities		5.000	08/01/2029	Aa1/AA+*	550,000	553,421
West Morgan — East Lawrence Water Authority AL Water Revenue		5.000	08/15/2025	Aa3/AA+*	300,000	315,597

						14,851,644
GENERAL OBLIGATION BONDS
8.71% of Net Assets
AL State — Series A		4.625	09/01/2022	Aa1/AA*	100,000	103,276
AL 21st Century Authority Tobacco Settlement Revenue		5.750	12/01/2020	Baa1/A-*	50,000	50,031
AL 21st Century Authority Tobacco Settlement Revenue		5.850	12/01/2013	Baa1/A-*	15,000	15,317
Mobile AL Refunding Warrants — Series A		5.000	02/15/2027	Aa2/AA-*	335,000	341,248
Montgomery AL Warrants — Series A		5.000	02/01/2030	Aa1/AA+*	300,000	304,580
Montgomery AL Warrants — Series C General Obligation Unlimited	#	5.000	01/01/2023	Aa1/AA+*/AAA@	580,000	613,044
Sumter County AL Limited Obligation School Warrants		5.100	02/01/2034	A*	100,000	94,675
Tuscaloosa AL Warrants — Series A		5.000	10/15/2034	Aa1/AA+*	175,000	174,263

						1,696,434
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.32% of Net Assets
AL State Public School & College Authority Capital Improvement		5.000	12/01/2024	Aa1/AA*	250,000	260,668
AL State Public School & College Authority Capital	#	5.000	12/01/2025	Aa1/AA*	640,000	662,272
AL State Public Schools & College Authority Refinancing		5.000	05/01/2024	Aa1/AA*/AA+@	125,000	132,594
Auburn University AL General Fee Revenue		5.000	06/01/2022	Aa2/AA-*	50,000	53,212
Mobile AL Spring Hill College Educational Building		5.100	09/01/2019	Ba2	120,000	122,520

						1,231,266
MUNICIPAL UTILITY REVENUE BONDS
4.61% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue		5.000	06/01/2030	A+*	455,000	448,862
Muscle Shoals AL Utilities Board Water & Sewer Revenue		5.750	12/01/2033	AA-*	430,000	449,135

						897,997
LEASE REVENUE BONDS
1.93% of Net Assets
AL Incentives Financing Authority Special Obligation		5.000	09/01/2029	AA+*	125,000	125,602
University of Alabama General Revenue — Series A		5.000	07/01/2034	Aa2/AA-*	250,000	250,930

						376,532
INDUSTRIAL REVENUE BONDS
.52% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue		5.800	11/01/2011	A+*	75,000	75,908
Auburn AL Industrial Development Board Facilities Revenue		6.200	11/01/2020	A+*	25,000	25,023

						100,931
PUBLIC FACILITIES REVENUE BONDS
.52% of Net Assets
Rockford AL Public Building Authority Building Revenue		5.750	09/01/2015	NR	10,000	10,002
Sumter County AL Limited Obligation School Warrants		5.200	02/01/2039	A*	95,000	90,811

						100,813

Total Investments (cost $19,621,585) (See (a) below for further explanation) 98.87% of Net Assets						$19,255,617

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2010

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$78,951
Unrealized depreciation	(444,919)

Net unrealized depreciation	$(365,968)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,255,617
Level 3	Significant Unobservable Inputs	—

$19,255,617

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $19,621,585)		$19,255,617
Cash		29,499
Interest receivable		291,665
Prepaid expenses		758

Total assets		19,577,539
LIABILITIES:
Payable for:
Distributions to shareholders	78,943
Fund shares redeemed	4,353
Investment advisory fee	5,708
Transfer agent fee	840
Accrued expenses	12,676

Total liabilities		102,520

NET ASSETS:
Capital		19,882,397
Net accumulated realized loss on investment transactions		(41,410)
Net unrealized depreciation in value of investments		(365,968)

Net assets at value		$19,475,019

NET ASSET VALUE, offering price and redemption price per share ($19,475,019 -:- 1,707,854 shares outstanding; unlimited number of shares authorized; no par value)		$11.40

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$451,375

Expenses:
Investment advisory fee	51,811
Transfer agent fee	15,446
Custodian expense	1,700
Professional fees	6,453
Trustee fees	1,084
Other expenses	3,292

Total expenses	79,786
Fees waived by Adviser	(22,367)
Custodian expense reduction	(119)

Net expenses	57,300

Net investment income	394,075

Realized and unrealized loss on investments:
Net realized gain	24,700
Net change in unrealized appreciation/depreciation	(677,326)

Net realized and unrealized loss on investments	(652,626)

Net decrease in net assets resulting from operations	$(258,551)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$394,075	$656,017
Net realized gain/(loss) on investments	24,700	20,127
Net change in unrealized appreciation/depreciation	(677,326)	470,753

Net increase/decrease in net assets resulting from operations	(258,551)	1,146,897
Distributions from net investment income	(394,075)	(656,017)
Net fund share transactions (Note 4)	274,613	5,100,485

Total increase/decrease	(378,013)	5,591,365
Net assets:
Beginning of period	19,853,032	14,261,667

End of period	$19,475,019	$19,853,032

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/2010		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.77		$11.40	$11.43	$11.59	$11.52	$11.91

Income from investment operations:
Net investment income	0.23		0.46	0.46	0.46	0.47	0.47
Net gains/(losses) on securities, both realized and unrealized	(0.37)		0.37	(0.03)	(0.14)	0.07	(0.39)

Total from investment operations	(0.14)		0.83	0.43	0.32	0.54	0.08
Less distributions:
Distributions from net investment income	(0.23)		(0.46)	(0.46)	(0.46)	(0.47)	(0.47)
Distributions from capital gains	—		—	—	(0.02)	—	—

Net asset value, end of period	$11.40		$11.77	$11.40	$11.43	$11.59	$11.52

Total return	(1.27%	)(b)	7.40%	3.95%	2.84%	4.70%	0.65%
Net assets, end of period (in thousands)	$19,475		$19,853	$14,262	$13,537	$11,810	$10,754
Ratio of net expenses to average net assets (a)	0.56%	(c)	0.47%	0.45%	0.45%	0.43%	0.46%
Ratio of net investment income to average net assets	3.84%	(c)	3.94%	4.14%	4.00%	4.00%	3.97%
Portfolio turnover	7.56%	(c)	15.73%	14.06%	8.46%	5.43%	7.72%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.22%	(c)	0%	(c)	For the six months ended December 31, 2010.
.33%		0%		For the year ended June 30, 2010
.37%		.03%		For the year ended June 30, 2009
.35%		.04%		For the year ended June 30, 2008
.37%		.04%		For the year ended June 30, 2007
.38%		.05%		For the year ended June 30, 2006

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
65.68% of Net Assets
Ballard County KY School District Finance Corporation		5.000%	06/01/2020	Aa2	$1,240,000	$1,300,996
Barren County KY School District Finance Corporation		4.750	08/01/2022	Aa2	3,085,000	3,180,111
Boone County KY Pollution Control Revenue — Dayton Power		4.700	01/01/2028	Aa3/A*	12,445,000	11,924,426
Boone County KY School District Finance Corporation		5.000	05/01/2023	Aa2	4,070,000	4,203,293
Boone County KY School District Finance Corporation		5.000	05/01/2024	Aa2	4,265,000	4,381,861
Boone County KY Water — Florence		5.000	12/01/2015	Aa3	1,000,000	1,040,560
Boyle County KY College Improvement — Centre College — A		4.750	06/01/2032	A3/A-*	5,330,000	5,061,741
Bullitt County KY School District Finance Corporation		4.750	07/01/2022	Aa2	2,440,000	2,506,417
Bullitt County KY School District Finance Corporation	#	4.500	10/01/2024	Aa2	2,720,000	2,730,064
Campbell & Kenton Counties Sanitary District No. 1		5.000	08/01/2025	Aa2/AA*	2,395,000	2,499,901
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2026	Aa2/AA*	4,175,000	4,328,724
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2027	Aa2/AA*	4,385,000	4,528,740
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2017	Aa2/AA+*	1,000,000	1,036,680
Campbell County KY School District Finance Corporation		4.500	08/01/2023	Aa2	980,000	992,025
Carter County KY Detention Center		5.125	05/01/2029	Aa3	960,000	971,357
Eastern Kentucky University Consolidated Educational Building		5.000	05/01/2021	A1/A*	1,580,000	1,659,458
Fayette County KY School District Finance Corporation		5.000	04/01/2024	Aa2/AA+*	6,985,000	7,307,847
Fayette County KY School District Finance Corporation		5.000	04/01/2025	Aa2/AA+*	7,340,000	7,638,371
Fayette County KY School District Finance Corporation		4.500	03/01/2022	Aa2/AA+*	4,100,000	4,152,972
Franklin County School Building Revenue		4.750	05/01/2027	Aa2	3,570,000	3,577,497
Greater KY Housing Assistance Corporation — Chenowith Woods		6.100	01/01/2024	Baa1/BBB*	460,000	460,046
Greater KY Housing Assistance Corporation — Northside Apts		6.200	02/01/2025	AAA*	3,320,000	3,320,133
Greater KY Housing Assistance Corporation Mortgage Revenue		5.450	05/20/2027	Aaa	1,115,000	1,125,871
Hardin County School District Finance Corporation		4.750	06/01/2027	Aa2	1,250,000	1,254,063
Jefferson County KY Health Facilities — Jewish Hospital		5.650	01/01/2017	Baa1/A-*	3,450,000	3,451,104
Jefferson County KY Health Facilities — Jewish Hospital		5.700	01/01/2021	Baa1/A-*	4,520,000	4,520,316
Jefferson County KY Health Facilities University Medical Center		5.500	07/01/2017	Baa1/BBB*	8,675,000	8,675,521
Jefferson County KY School District Finance Corporation		4.750	12/01/2026	Aa2/AA+*	3,770,000	3,800,801
Jefferson County KY School District Finance Corporation		4.500	07/01/2023	Aa2/AA+*	2,500,000	2,534,025
Jefferson County KY School District Finance Corporation		4.625	07/01/2025	Aa2/AA+*	7,545,000	7,579,481
Jefferson County KY School District Finance Corporation		5.000	07/01/2026	Aa2/AA+*	5,025,000	5,156,052
Jefferson County KY Health Facilities — Alliant Health		5.125	10/01/2017	Baa1/BBB*/A-@	2,940,000	2,941,264
Jefferson County School District Finance Corporation		4.750	06/01/2027	Aa3/AA-*	3,000,000	2,979,600
Kenton County KY School District Finance Corporation		5.000	06/01/2021	Aa2	4,055,000	4,267,847
Kenton County KY School District Finance Corporation		5.000	06/01/2023	Aa2	4,465,000	4,668,515
Kenton County KY School District Finance Corporation		5.000	06/01/2024	Aa2	4,665,000	4,885,281
KY Asset Liability Commission General Fund		5.000	05/01/2020	Aa2/A+*/AA-@	2,000,000	2,109,660
KY Asset Liability Commission Project Notes		5.000	05/01/2023	Aa2/A+*/AA-@	5,600,000	5,827,248
KY Asset Liability Commission General Fund		5.000	05/01/2024	Aa2/A+*/AA-@	5,880,000	6,118,610
KY Asset Liability Commission		5.000	05/01/2025	Aa2/A+*/AA-@	1,000,000	1,034,540
KY Asset Liability Project Notes		5.000	09/01/2015	Aa2/AA*/AA-@	6,000,000	6,665,160
KY Asset Liability Commission Federal Highway		5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,006,823
Ky Asset Liability Commission University of KY		5.000	10/01/2024	Aa2/AA-*	5,445,000	5,662,637
KY Asset Liability Commission University of KY Project Notes		5.000	10/01/2026	Aa2/AA-*	6,090,000	6,261,555
KY Asset Liability Commission University of KY Project Notes		5.000	10/01/2023	Aa2/AA-*	8,075,000	8,431,350
KY Asset Liability Commission University of KY Project Notes		5.000	10/01/2024	Aa2/AA-*	7,405,000	7,735,041
KY Asset Liability Commission University of KY Project Notes		5.000	10/01/2025	Aa2/AA-*	3,700,000	3,843,782
KY Economic Development Finance Authority — Methodist Hospital		5.625	02/01/2017	NR	6,500,000	6,501,300
KY Economic Development Finance Authority — Christian Care		5.375	11/20/2035	AAA*	1,805,000	1,843,844
Kentucky Economic Development Authority — Louisville Arena		5.750	12/01/2028	Aa3/AA+*	625,000	647,063
KY Economic Development Authority — Louisville Arena		6.000	12/01/2033	Aa3/AA+*	1,000,000	1,028,220
KY Housing Corporation		4.750	07/01/2017	Aaa/AAA*	1,335,000	1,335,000
KY Housing Corporation		4.400	01/01/2017	Aaa/AAA*	1,000,000	1,018,000
KY Housing Corporation		5.200	01/01/2031	Aaa/AAA*	1,000,000	988,970
KY Housing Corporation		4.650	07/01/2023	Aaa/AAA*	3,595,000	3,602,190
KY Housing Corporation Country Place Apartments		4.750	04/20/2031	AAA*	935,000	881,434

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

KY State Property & Building #93		5.250%	02/01/2025	Aa2/AA+*/AA-@	$7,250,000	$7,584,733
KY State Property & Building #93		4.875	02/01/2028	Aa2/AA+*/AA-@	500,000	497,395
KY State Property & Building #93		5.000	02/01/2029	Aa2/AA+*/AA-@	500,000	502,285
KY State Property & Building #93		5.250	02/01/2029	Aa2/AA+*/AA-@	14,035,000	14,274,577
KY State Property & Building #76		5.500	08/01/2021	Aa2/A+*/AA-@	1,400,000	1,575,840
KY State Property & Building #73		5.000	11/01/2021	Aa2/AA+*/AA-@	1,000,000	1,038,460
KY State Property & Building #87		5.000	03/01/2019	Aa2/A+*/AA-@	3,000,000	3,250,950
KY State Property & Building #83		5.000	10/01/2013	Aa2/A+*/AA-@	610,000	666,253
KY State Property & Building #83		5.000	10/01/2017	Aa2/A+*/AA-@	5,000,000	5,622,950
KY State Property & Building #83		5.000	10/01/2018	Aa2/A+*/AA-@	17,750,000	19,823,378
KY State Property & Building #83	#	5.250	10/01/2020	Aa2/A+*/AA-@	24,220,000	26,932,398
KY State Property & Building #73		5.500	11/01/2017	Aa2/AA+*/AA-@	1,000,000	1,058,010
KY State Property & Building #73		5.000	11/01/2019	Aa2/AA+*/AA-@	1,360,000	1,420,506
KY State Property & Building #73		5.000	11/01/2020	Aa2/AA+*/AA-@	3,255,000	3,397,406
KY State Property & Building #84		5.000	08/01/2019	Aa2/A+*/AA-@	10,000,000	11,048,800
KY State Property & Building #84		5.000	08/01/2021	Aa2/A+*/AA-@	310,000	335,690
KY State Property & Building #84		5.000	08/01/2022	Aa2/A+*/AA-@	17,500,000	18,823,000
KY State Property & Building #87		5.000	03/01/2022	Aa2/A+*/AA-@	1,665,000	1,740,291
KY State Property & Building #87		5.000	03/01/2023	Aa2/A+*/AA-@	5,175,000	5,397,525
KY State Property & Building #87		5.000	03/01/2025	Aa2/A+*/AA-@	14,835,000	15,205,430
KY State Property & Building #87		5.000	03/01/2026	Aa2/A+*/AA-@	8,230,000	8,360,281
KY State Property & Building #87		5.000	03/01/2027	Aa2/A+*/AA-@	10,290,000	10,398,045
KY State Property & Building #88		4.750	11/01/2027	Aa2/A+*/AA-@	5,800,000	5,773,030
KY State Property & Building #89		5.000	11/01/2025	Aa2/AA+*/AA-@	5,000,000	5,136,600
KY State Property & Building #89		5.000	11/01/2026	Aa2/AA+*/AA-@	13,390,000	13,649,766
KY State Property & Building #89		5.000	11/01/2027	Aa2/AA+*/AA-@	4,900,000	4,963,014
KY State Property & Building #80		5.250	05/01/2018	Aa2/A+*/AA-@	2,940,000	3,308,529
KY State Property & Building #80		5.250	05/01/2020	Aa2/A+*/AA-@	1,000,000	1,111,320
KY State Property & Building #81		5.000	11/01/2017	Aa3/A+*/AA-@	2,060,000	2,218,105
KY State Property & Building #81		5.000	11/01/2018	Aa3/A+*/AA-@	1,720,000	1,839,763
KY State Property & Building #81		5.000	11/01/2019	Aa3/A+*/AA-@	2,385,000	2,538,928
KY State Property & Building #81		5.000	11/01/2020	Aa3/A+*/AA-@	3,560,000	3,772,746
KY State Property & Building #81		5.000	11/01/2022	Aa3/A+*/AA-@	3,930,000	4,117,814
KY State Turnpike Economic Development		5.150	07/01/2019	Aa2/AA+*/AA-@	1,000,000	1,017,910
KY State Turnpike Economic Development		5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,726,368
KY State Turnpike Economic Development		5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,537,790
KY State Turnpike Economic Development		5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	3,915,973
KY State Turnpike Economic Development		5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,063,320
KY State Turnpike Economic Development		5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	4,850,036
Laurel County KY School District Finance Corporation		4.625	08/01/2026	Aa2	3,150,000	3,148,142
Laurel County KY School District Finance Corporation		4.750	06/01/2026	Aa2	1,000,000	1,008,210
Letcher County KY School District Finance Corporation		5.000	06/01/2022	Aa2	1,755,000	1,822,392
Letcher County KY School District Finance Corporation		5.000	06/01/2024	Aa2	1,930,000	1,985,391
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2025	Aa3/AA-*/AA-@	3,270,000	3,364,372
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2026	Aa3/AA-*/AA-@	3,230,000	3,310,782
Louisville & Jefferson Metropolitan Sewer		5.000	05/15/2032	Aa3/AA-*/AA-@	1,060,000	1,051,678
Louisville & Jefferson County KY Metropolitan Sewer	#	4.750	05/15/2028	Aa3/AA-*/AA-@	10,425,000	10,425,000
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2030	Aa3/AA-*/AA-@	3,505,000	3,505,000
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2032	Aa3/AA-*/AA-@	4,000,000	4,072,039
Louisville & Jefferson County KY Metropolitan Sewer		5.500	05/15/2034	Aa3/AA-*/AA-@	3,645,000	3,770,096
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2036	Aa3/AA-*/AA-@	1,330,000	1,349,711
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2038	Aa3/AA-*/AA-@	9,500,000	9,443,284
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2024	Aa3/AA-*	7,000,000	7,313,950
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2022	Aa3/AA+*/AA-@	2,855,000	3,004,602
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2023	Aa3/AA+*/AA-@	2,990,000	3,140,516
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2024	Aa3/AA+*/AA-@	3,135,000	3,285,072
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2025	Aa3/AA+*/AA-@	3,285,000	3,416,761
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2026	Aa3/AA+*/AA-@	14,000,000	14,363,580

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

Louisville & Jefferson County KY Metropolitan Sewer	5.000%	05/15/2025	Aa3/AA+*	$5,185,000	$5,418,636
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AA+*/A+@	2,655,000	2,735,685
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA+*	2,340,000	2,360,054
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA+*	2,250,000	2,276,888
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA+*	1,490,000	1,520,724
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,044,291
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	47,000	49,005
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa2	1,400,000	1,447,851
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa2	1,130,000	1,153,945
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa2	2,505,000	2,542,325
Northern KY Water District	4.750	02/01/2019	Aa3	1,000,000	1,020,310
Northern KY Water District	5.000	02/01/2020	Aa3	3,080,000	3,159,372
Northern KY Water District	5.000	02/01/2021	Aa3	2,635,000	2,700,058
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,371,513
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,390,859
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,758,747
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,095,577
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,085,390
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	563,258
Pike County KY Mortgage Revenue — Phelps Regional Health	5.350	09/20/2012	NR	50,000	50,049
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa2	1,815,000	1,879,614
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa2	1,000,000	1,041,640
Taylor County Detention Facility	4.750	09/01/2027	A1	2,110,000	2,048,346

					559,175,318
LEASE REVENUE BONDS
12.34% of Net Assets
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	820,000	831,390
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa2	1,155,000	1,203,117
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa2	4,120,000	4,210,805
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa2	3,270,000	3,313,229
KY Area Development Districts Financing Lease — Ewing	5.350	12/01/2022	AA*	2,560,000	2,599,501
KY Area Development Districts Financing Lease — Ewing	5.400	12/01/2021	AA*	710,000	720,742
KY Area Development Districts Financing Lease — Ewing	5.400	12/01/2021	NR	1,095,000	1,112,192
KY Area Development Districts Financing Lease — Ewing	4.700	06/01/2024	NR	2,625,000	2,622,296
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,737,205
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	3,819,165
KY Association of Counties	5.000	02/01/2030	A+*	625,000	620,413
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	974,520
KY Association of Counties	5.000	02/01/2035	A+*	995,000	950,703
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,624,575
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,082,880
KY Infrastructure Authority — Series A	5.000	06/01/2019	Aa2/A+*/AA-@	1,000,000	1,009,850
KY State Property & Building #68	5.250	10/01/2018	Aa2/A+*/AA-@	1,500,000	1,512,645
KY State Property & Building #68	5.000	10/01/2019	Aa2/A+*/AA-@	5,500,000	5,542,570
KY State Property & Building #88	5.000	11/01/2024	Aa2/A+*/AA-@	1,355,000	1,398,414
KY State Property & Building #90	5.375	11/01/2023	Aa2/A+*/AA-@	1,200,000	1,285,764
KY State Property & Building #90	5.500	11/01/2028	Aa2/A+*/AA-@	20,190,000	20,968,728
KY State Property & Building	5.000	11/01/2029	Aa2/A+*/AA-@	5,000,000	4,999,650
KY State Property & Building #98	5.000	08/01/2021	Aa2/A+*/AA-@	2,505,000	2,698,561
KY State Property & Building #91	5.750	04/01/2029	Aa3/A+*/A+@	210,000	221,680
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,925,000	3,051,243
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	9,793,790
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	1,460,000	1,489,258
KY Turnpike Authority Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	4,614,448
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	1,550,000	1,597,601
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	8,140,000	8,263,891
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa2	3,105,000	3,122,978
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,520,020

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

Shelby County KY School District Finance Corporation		5.000%	02/01/2028	Aa2	$500,000	$509,970

						105,023,794
PREREFUNDED BONDS
4.61% of Net Assets
KY State Property & Building #85		5.000	08/01/2024	Aa2/AA+*/AA-@	8,300,000	9,573,967
KY State Property & Building #85		5.000	08/01/2020	Aa2/AA+*/AA-@	5,760,000	6,644,102
KY State Property & Building #85		5.000	08/01/2022	Aa2/AA+*/AA-@	8,200,000	9,458,618
KY State Property & Building #85		5.000	08/01/2025	Aa2/AA+*/AA-@	2,500,000	2,883,725
Knox County General Obligation		5.625	06/01/2036	NR	2,490,000	2,938,748
Louisville KY General Obligation — Series A	#	5.000	10/01/2020	Aa1/AA+*	7,165,000	7,707,677

						39,206,837
ESCROWED TO MATURITY BONDS
4.54% of Net Assets
Danville KY Multi-City Lease Revenue — Hopkinsville		6.875	06/01/2012	A2	650,000	687,674
Jefferson County KY Health Facilities — Alliant Health		5.125	10/01/2017	BBB*	4,980,000	4,980,100
Jefferson County KY Health Facilities — Alliant Health		5.125	10/01/2018	BBB*	33,000,000	33,012,870

						38,680,644
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.88% of Net Assets
KY Housing Corporation		4.850	01/01/2024	Aaa/AAA*	7,380,000	7,409,225
KY Housing Corporation		4.950	01/01/2033	Aaa/AAA*	5,065,000	4,932,550
KY Housing Corporation		4.750	07/01/2032	Aaa/AAA*	1,265,000	1,187,152
KY Housing Corporation — Series E		4.875	07/01/2023	Aaa/AAA*	1,535,000	1,560,926
KY Housing Corporation		4.750	07/01/2035	Aaa/AAA*	4,140,000	3,889,033
KY Housing Corporation — Series E		5.375	07/01/2033	Aaa/AAA*	4,175,000	4,183,434
Kentucky Housing Corporation		5.450	07/01/2038	Aaa/AAA*	4,185,000	4,192,198
KY Housing Corporation		4.900	07/01/2028	Aaa/AAA*	2,000,000	1,972,260
KY Housing Corporation		4.850	07/01/2029	Aaa/AAA*	3,200,000	3,161,504
KY Housing Corporation		4.625	07/01/2033	Aaa/AAA*	610,000	566,086

						33,054,368
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.41% of Net Assets
Jefferson County KY Health Facilities — Jewish Hospital		5.700	01/01/2011	Baa1/A-*	535,000	535,000
KY Development Finance Authority — Kings Daughters		5.000	02/01/2030	A1/A+*/A+@	4,000,000	3,774,280
KY Development Finance Authority — Baptist Heathcare System		5.375	08/15/2024	Aa3/AA-@	1,205,000	1,258,888
KY Development Finance Authority — Baptist Healthcare		5.625	08/15/2027	Aa3/AA-@	3,000,000	3,154,320
KY Development Finance Authority — Catholic Health		5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,441,175
KY Development Finance Authority — Catholic Health		5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,353,293
KY Development Finance Authority — St. Elizabeth		5.125	05/01/2029	AA-*/AA-@	2,750,000	2,756,270
KY Development Finance Authority — St. Elizabeth		5.375	05/01/2034	AA-*/AA-@	2,560,000	2,567,450
KY Development Finance Authority — Catholic Health		5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,013,710
Louisville & Jefferson Metropolitan Health — St Mary’s		6.125	02/01/2037	Baa1/A-*	1,300,000	1,334,788
Louisville & Jefferson Metropolitan Government Health		5.000	10/01/2026	A-*/A-@	595,000	558,770
Louisville & Jefferson Co Health System — Norton		5.000	10/01/2030	A-*/A-@	2,000,000	1,776,540
Louisville & Jefferson County Metropolitan Health — Norton		5.250	10/01/2036	A-*/A-@	3,460,000	3,063,795
Pike County KY Mortgage Revenue — Phelps Regional Health		5.650	09/20/2027	NR	2,435,000	2,435,097

						29,023,376
MUNICIPAL UTILITY REVENUE BONDS
2.35% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue		5.375	02/01/2020	AA-*	1,140,000	1,164,191
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2021	Aa3/AA-*	2,865,000	3,117,263
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2023	Aa3/AA-*	2,500,000	2,667,725
Louisville & Jefferson County Waterworks		5.000	11/15/2027	Aaa/AAA*	2,000,000	2,089,820
Louisville & Jefferson County KY Waterworks & Water System		5.000	11/15/2031	Aaa/AAA*	10,695,000	10,928,900

						19,967,899

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

PUBLIC FACILITIES REVENUE BONDS
1.10% of Net Assets
Boone County KY Public Property Corporation — AOC Judicial	5.000%	09/01/2019	Aa2	$1,000,000	$1,058,580
Boone County KY Public Property Corporation — Judicial Facilities	5.125	09/01/2022	Aa2	1,750,000	1,837,430
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	666,631
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	2,870,643
Wolfe County Public Property	5.000	04/01/2030	Aa2	2,855,000	2,959,637

					9,392,921
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.92% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,213,783
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,344,731
Louisville & Jefferson County — Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,275,318

					7,833,832
GENERAL OBLIGATION BONDS
.16% of Net Assets
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,339,910

					1,339,910

Total Investments (cost $837,594,441) (See (a) below for further explanation) 98.99% of Net Assets					$842,698,899

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$13,010,451
Unrealized depreciation	(7,905,993)

Net unrealized appreciation	$5,104,458

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	842,698,899
Level 3	Significant Unobservable Inputs	—

$842,698,899

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $837,594,441)		$842,698,899
Cash		1,657,366
Receivable for fund shares sold		2,251
Interest receivable		11,908,306
Prepaid expenses		66

Total assets		856,266,888
LIABILITIES:
Payable for:
Distributions to shareholders	3,727,182
Fund shares redeemed	826,407
Investment advisory fee	284,821
Transfer agent fee	5,592
Accrued expenses	116,706

Total liabilities		4,960,708

NET ASSETS:
Capital		843,821,037
Net accumulated realized gain on investment transactions		2,380,685
Net unrealized appreciation in value of investments		5,104,458

Net assets at value		$851,306,180

NET ASSET VALUE, offering price and redemption price per share ($851,306,180 -:-114,012,109 shares outstanding; unlimited number of shares authorized; no par value)		$7.47

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$19,353,165

Expenses:
Investment advisory fee	1,761,541
Transfer agent fee	542,167
Custodian expense	70,737
Professional fees	107,110
Trustee fees	47,192
Other expenses	73,789

Total expenses	2,602,536
Custodian expense reduction	(5,176)

Net expenses	2,597,360

Net investment income	16,755,805

Realized and unrealized gain/(loss) on investments:
Net realized gain	4,267,659
Net change in unrealized appreciation/depreciation	(25,395,045)

Net realized and unrealized gain/(loss) on investments	(21,127,386)

Net decrease in net assets resulting from operations	$(4,371,581)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$16,755,805	$31,722,118
Net realized gain on investments	4,267,659	592,049
Net change in unrealized appreciation/depreciation	(25,395,045)	20,690,042

Net increase/(decrease) in net assets resulting from operations	(4,371,581)	53,004,209
Distributions from net investment income	(16,755,806)	(31,722,118)
Distributions from capital gains	(2,195,987)	(1,628,317)
Net fund share transactions (Note 4)	(8,267,329)	74,320,068

Total increase/(decrease)	(31,590,703)	93,973,842
Net assets:
Beginning of period	882,896,882	788,923,040

End of period	$851,306,179	$882,896,882

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.67		$7.49	$7.39	$7.43	$7.40	$7.67

Income from investment operations:
Net investment income	0.15		0.29	0.29	0.29	0.30	0.30
Net gains/(losses) on securities, both realized and unrealized	(0.18)		0.20	0.11	(0.04)	0.04	(0.27)

Total from investment operations	(0.03)		0.49	0.40	0.25	0.34	0.03
Less distributions:
Distributions from net investment income	(0.15)		(0.29)	(0.29)	(0.29)	(0.30)	(0.30)
Distributions from capital gains	(0.02)		(0.02)	(0.01)	— (b)	(0.01)	—

Net asset value, end of period	$7.47		$7.67	$7.49	$7.39	$7.43	$7.40

Total return	(0.51%	)(c)	6.58%	5.65%	3.47%	4.51%	0.41%
Net assets, end of period (in thousands)	$851,306		$882,897	$788,923	$734,613	$702,473	$686,929
Ratio of net expenses to average net assets (a)	0.58%	(d)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.76%	(d)	3.81%	3.99%	3.94%	3.94%	4.00%
Portfolio turnover	15.34%	(d)	4.76%	6.09%	5.69%	6.76%	17.60%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.58%	(d)	For the six months ended December 31, 2010
0.58%		For the year ended June 30, 2010
0.58%		For the year ended June 30, 2009
0.58%		For the year ended June 30, 2008
0.58%		For the year ended June 30, 2007
0.59%		For the year ended June 30, 2006

(b)	Rounds to less than .01
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
70.92% of Net Assets
Boone County School District Finance Corporation		4.000%	08/01/2018	Aa2	$145,000	$151,605
Bowling Green General Obligation — Series A		4.000	06/01/2016	Aa2	375,000	399,004
Breathitt County School District Finance Corporation		3.875	07/01/2017	Aa2	280,000	296,288
Bullitt County KY School District Finance Corporation		4.000	10/01/2014	Aa2	150,000	162,421
Christian County School District Finance Corporation		4.000	08/01/2019	Aa2	720,000	740,945
Clay County School District Finance Corporation		3.750	06/01/2017	Aa2	210,000	218,852
Fayette County KY School District Finance Corporation		4.000	06/01/2019	Aa2/AA+*	140,000	146,678
Hardin County School District Finance Corporation		4.000	02/01/2019	Aa2	1,475,000	1,511,270
Jefferson County School District Finance Corporation		5.250	01/01/2017	Aa2/AA+*	200,000	229,866
Kenton County KY School District Finance Corporation		5.000	06/01/2016	Aa2	250,000	272,655
KY Asset Liability Commission		5.000	05/01/2016	Aa2/A+*/AA-@	1,000,000	1,100,730
KY Asset Liability Project Notes		5.000	09/01/2013	Aa2/AA*/AA-@	865,000	946,448
KY Asset Liability Project Notes	#	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,215,840
KY Asset Liability Project Notes		5.000	09/01/2015	Aa2/AA*/AA-@	275,000	310,920
KY Asset Liability Project Notes		4.500	09/01/2016	Aa2/AA*/AA-@	175,000	194,259
KY Asset Liability Project Notes	#	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,700,325
KY Asset Liability University of Kentucky Project Notes		5.000	10/01/2016	Aa2/AA-*	1,250,000	1,387,313
KY Asset Liability Project Notes		4.400	10/01/2019	Aa2/AA-*	1,750,000	1,812,073
KY Economic Development Finance Authority — Norton Health		6.000	10/01/2018	Baa1/BBB*	560,000	592,967
KY Rural Water Finance Corporation		3.625	02/01/2016	Baa1/AA-*	350,000	364,756
KY Rural Water Finance Corporation	#	4.000	02/01/2014	Baa1/AA-*	300,000	317,592
KY State Property & Building #84		5.000	08/01/2019	Aa2/A+*/AA-@	1,000,000	1,104,880
KY State Property & Building #87		5.000	03/01/2020	Aa2/A+*/AA-@	3,000,000	3,204,600
KY State Property & Building #82		5.250	10/01/2013	Aa2/AA+*/AA-@	1,400,000	1,544,466
KY State Property & Building #82		5.250	10/01/2015	Aa2/AA+*/AA-@	2,525,000	2,866,784
KY State Property & Building #82		5.250	10/01/2017	Aa2/AA+*/AA-@	1,260,000	1,442,763
Ky State Property & Building #85		5.000	08/01/2016	Aa2/AA+*/AA-@	835,000	927,910
KY State Property & Building #88		5.000	11/01/2014	Aa2/A+*/AA-@	1,000,000	1,113,660
KY Property & Building Project #88		5.000	11/01/2015	Aa2/A+*/AA-@	955,000	1,076,008
KY State Property & Building #83		5.000	10/01/2016	Aa2/A+*/AA-@	775,000	876,804
KY State Property & Building #83		5.000	10/01/2019	Aa2/A+*/AA-@	1,750,000	1,929,638
KY State Property & Building #89		5.000	11/01/2014	Aa2/AA+*/AA-@	2,000,000	2,234,400
KY State Property & Building #89		5.000	11/01/2015	Aa2/AA+*/AA-@	2,230,000	2,521,305
KY State Turnpike Authority Economic Development		5.250	07/01/2014	Aa2/AA+*/AA-@	500,000	561,875
KY State Turnpike Authority Economic Development		5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,885,596
Lexington Fayette Urban County Government Public Property		4.000	05/01/2017	Aa2/AA*	180,000	195,892
Louisville & Jefferson Metropolitan Sewer		5.000	05/15/2018	Aa3/AA-*/AA-@	1,220,000	1,334,484
Louisville & Jefferson Metropolitan Sewer		5.000	05/15/2016	Aa3/AA+*/AA-@	500,000	556,715
Louisville & Jefferson County Metropolitian Sewer		5.000	05/15/2016	Aa3/AA-*	100,000	113,568
Madison County KY School District Finance Corporation		3.600	02/01/2017	Aa2	300,000	312,372
Oldham County School Building Corporation		4.375	06/01/2018	Aa2	2,570,000	2,785,726
Paducah Electric Plant		3.000	10/01/2014	Aa3/A@	750,000	783,870
Warren County KY School District Finance Corporation		4.000	02/01/2015	Aa2	785,000	847,211
Warren County KY School District Finance Corporation		4.000	02/01/2016	Aa2	1,330,000	1,436,533
Western KY University		3.000	09/01/2014	Aa2/AA+*	1,000,000	1,040,930

						48,770,797
LEASE REVENUE BONDS
14.90% of Net Assets
Bullitt County KY School District Finance Corporation		4.100	10/01/2018	Aa2	165,000	171,504
Gallatin County School District Finance Corporation		4.000	05/01/2016	Aa2	175,000	190,857
Grant County School District Finance Corporation		3.750	06/01/2017	Aa2	190,000	202,325
Hazard KY Independent School District Finance Corporation		3.850	09/01/2017	Aa2	200,000	211,636
KY Association of Counties		4.250	02/01/2017	A+*	500,000	532,500
KY Infrastructure Authority — Series A		5.250	06/01/2014	Aa2/A+*/AA-@	1,240,000	1,258,538
KY Infrastructure Authority		5.250	08/01/2013	AA*	1,185,000	1,301,924
KY State Property & Building Project #94		5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,101,340
KY State Property & Building Project #94		5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,389,383

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value

KY State Property & Building Project #94	5.000%	05/01/2017	Aa2/A+*/AA-@	$500,000	$562,485
KY State Property & Building	5.000	11/01/2015	Aa2/A+*/AA-@	250,000	281,678
KY State Property & Building	5.000	11/01/2014	Aa2/A+*/AA-@	750,000	835,244
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa2/AA+*/AA-@	750,000	833,753
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	855,720
Pulaski County KY Public Property	3.750	12/01/2014	Aa2	480,000	515,803

					10,244,690
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.07% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,076,990
KY Economic Development Finance Authority — Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,024,240
KY Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	434,636
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	263,225

					2,799,091
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.31% of Net Assets
KY Housing Corporation — Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,525,335
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	752,970

					2,278,305
MUNICIPAL UTILITY REVENUE BONDS
3.26% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	AA3/AA-*	1,000,000	1,122,300
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA-*	1,000,000	1,119,630

					2,241,930
PREREFUNDED BONDS
1.47% of Net Assets
KY Development Finance Authority — Norton Health	5.850	10/01/2015	BBB*	885,000	1,009,210

					1,009,210
CERTIFICATES OF PARTICIPATION BONDS
1.13% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa2	770,000	778,601

					778,601

Total Investments (cost $66,144,471) (See (a) below for further explanation) 99.06% of Net Assets					$68,122,624

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,085,827
Unrealized depreciation	(107,674)

Net unrealized appreciation	$1,978,153

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	68,122,624
Level 3	Significant Unobservable Inputs	—

$68,122,624

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $66,144,471)		$68,122,624
Cash		16,513
Receivable for fund shares sold		246
Interest receivable		830,110

Total assets		68,969,493
LIABILITIES:
Payable for:
Distributions to shareholders	45,517
Fund shares redeemed	24,966
Investment advisory fee	29,881
Transfer agent fee	1,339
Trustee fees	3,716
Notes payable	80,008
Accrued expenses	10,885

Total liabilities		196,312

NET ASSETS:
Capital		67,915,809
Net accumulated realized loss on investment transactions		(1,120,781)
Net unrealized appreciation in value of investments		1,978,153

Net assets at value		$68,773,181

NET ASSET VALUE, offering price and redemption price per share ($68,773,181 -:- 12,940,331 shares outstanding; unlimited number of shares authorized; no par value)		$5.31

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$1,127,400

Expenses:
Investment advisory fee	178,352
Transfer agent fee	45,829
Custodian expense	5,594
Professional fees	10,596
Trustee fees	3,722
Other expenses	12,142

Total expenses	256,235
Custodian expense reduction	(426)

Net expenses	255,809

Net investment income	871,591

Realized and unrealized gain/loss on investments:
Net realized gain	109,715
Net change in unrealized appreciation/depreciation	(778,870)

Net realized and unrealized loss on investments	(669,155)

Net increase in net assets resulting from operations	$202,436

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$871,591	$1,809,942
Net realized gain on investments	109,715	150,390
Net change in unrealized appreciation/depreciation	(778,870)	1,168,163

Net increase in net assets resulting from operations	202,436	3,128,495
Distributions from net investment income	(871,591)	(1,809,942)
Net fund share transactions (Note 4)	275,985	7,277,772

Total increase/(decrease)	(393,170)	8,596,325
Net assets:
Beginning of period	69,166,351	60,570,026

End of period	$68,773,181	$69,166,351

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.36		$5.25	$5.16	$5.13	$5.14	$5.28

Income from investment operations:
Net investment income	0.07		0.15	0.17	0.17	0.17	0.15
Net gains/(losses) on securities, both realized and unrealized	(0.05)		0.11	0.09	0.03	(0.01)	(0.14)

Total from investment operations	0.02		0.26	0.26	0.20	0.16	0.01
Less distributions:
Distributions from net investment income	(0.07)		(0.15)	(0.17)	(0.17)	(0.17)	(0.15)

Net asset value, end of period	$5.31		$5.36	$5.25	$5.16	$5.13	$5.14

Total return	0.29%	(b)	4.99%	5.02%	3.94%	3.10%	0.22%
Net assets, end of period (in thousands)	$68,773		$69,166	$60,570	$53,955	$61,302	$84,048
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	2.46%	(c)	2.80%	3.16%	3.28%	3.25%	2.92%
Portfolio turnover	22.10%	(c)	20.26%	15.64%	14.17%	4.87%	17.86%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.72%(c)	For the six months ended December 31, 2010
0.72%	For the year ended June 30, 2010
0.72%	For the year ended June 30, 2009
0.73%	For the year ended June 30, 2008
0.72%	For the year ended June 30, 2007
0.72%	For the year ended June 30, 2006

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
79.41% of Net Assets
Hinds County MS Revenue Refunding — MS Methodist Hospital		5.600%	05/01/2012	NR	$10,000	$10,043
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	170,000	165,281
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3	120,000	128,056
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa1/A-*	100,000	99,732
MS Development Bank Special Obligation Capital Project		5.000	07/01/2031	NR	75,000	67,114
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	330,320
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	125,000	129,553
MS Development Bank Special Obligation Highway — Desoto		4.750	01/01/2035	Aa3/AA-*	125,000	121,854
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa2/AA+*	100,000	104,066
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa2/AA+*	60,000	60,215
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2034	Aa2/AA+*	125,000	119,803
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	50,790
MS Development Bank Special Obligation Capital Improvement		5.250	07/01/2026	Aa3/AA+*	125,000	126,993
MS Development Bank Special Obligation Lee County School	#	4.500	09/01/2021	A1	100,000	100,169
MD Development Bank Special Obligation Jackson Public		5.375	04/01/2028	Aa2	70,000	73,088
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	87,853
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	103,157
MS Development Bank Special Obligation Hinds College		5.375	10/01/2033	Aa2	60,000	60,850
MS Development Bank Special Obligation Capital Projects		5.875	07/01/2024	NR	55,000	54,924
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	NR	370,000	351,855
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2032	Aa2/A+*	150,000	149,595
MS Home Corporation Single Family Mortgage — Series E-1		5.050	12/01/2028	Aaa	50,000	50,516
MS Development Bank Special Obligation Lowndes County		5.000	07/01/2022	Aa3/AA+*	80,000	82,642
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	139,169
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	Aa3/AA-*	295,000	304,726
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	Aa2/AA-*	200,000	208,956
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	175,000	181,374
MS Development Bank Special Obligation Highway Construction		4.750	01/01/2031	Aa3/AA-*	125,000	125,443
MS Development Bank Special Obligation Jones County College		5.100	03/01/2028	AA+*	55,000	55,952
MS Development Bank Special Obligation Jones County Junior		5.000	03/01/2033	AA+*	150,000	147,230
MS Development Bank Special Obligation Jones County Junior		5.125	03/01/2039	AA+*	45,000	43,980
MS State Refunding Notes Projects — Series C		5.000	12/01/2022	Aa2/AA*/AA+@	200,000	212,414
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa2/A+*/AA@	350,000	364,958
Olive Branch MS Public Improvement	#	4.125	06/01/2022	A1	100,000	100,054
Pearl River County MS Certificates of Participation		4.500	04/01/2021	Baa1	200,000	202,120
University Southern MS Education Building — Series A		5.000	03/01/2022	Aa2	100,000	105,576
University Southern MS Educational Building Corporation		5.000	03/01/2032	Aa2	50,000	49,545

						4,869,966
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.44% of Net Assets
Alcorn State University Educational Building MS Revenue		5.125	09/01/2034	Aa2	95,000	93,521
Jackson State University Education Building		5.000	03/01/2034	Aa2/AA-*	175,000	168,707
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa2/AA@	50,000	50,687
University Southern MS Educational Building Corporation		5.125	09/01/2029	Aa2/A+*	100,000	102,062
University Southern MS Education Building Athletics		5.000	03/01/2034	Aa2	105,000	102,459

						517,436
LEASE REVENUE BONDS
3.67% of Net Assets
MS Development Bank Special Obligation Desoto County		5.250	07/01/2031	A*	225,000	225,106

						225,106
PUBLIC FACILITIES REVENUE BONDS
2.50% of Net Assets
MS Development Bank Special Obligations Department of Corrections		5.250	08/01/2027	AA-*/AA@	50,000	51,017
MS Development Bank Special Obligation Department of Corrections		5.250	08/01/2027	AA-*/AA@	100,000	102,032

						153,049

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

GENERAL OBLIGATION BONDS
1.61% of Net Assets
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600%	11/01/2021	Aa3	$20,000	$20,006
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,795
MS State Refunding — Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	57,789
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,173

					98,763
ESCROWED TO MATURITY BONDS
.62% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/AAA*	25,000	27,667
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	10,000	10,554

					38,221
PREREFUNDED BONDS
.43% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AA+*	10,000	10,916
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	A*	5,000	5,126
Southern MS University Educational Building Corporation	5.750	03/01/2021	NR	10,000	10,185

					26,227

Total Investments (cost $6,024,243) (See (a) below for further explanation) 96.68% of Net Assets					$5,928,768

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
( All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$61,920
Unrealized depreciation	(157,395)

Net unrealized depreciation	$(95,475)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund’s assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,928,768
Level 3	Significant Unobservable Inputs	—

$5,928,768

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $6,024,243)		$5,928,768
Cash		126,878
Interest receivable		108,162
Prepaid expenses		128

Total assets		6,163,936
LIABILITIES:
Payable for:
Distributions to shareholders	19,636
Fund shares redeemed	200
Investment advisory fee	1,649
Transfer agent fee	1,709
Accrued expenses	8,093

Total liabilities		31,287

NET ASSETS:
Capital		6,234,260
Net accumulated realized loss on investment transactions		(6,136)
Net unrealized depreciation in value of investments		(95,475)

Net assets at value		$6,132,649

NET ASSET VALUE, offering price and redemption price per share ($6,132,649 -:- 552,317 shares outstanding; unlimited number of shares authorized; no par value)		$11.10

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$142,995

Expenses:
Investment advisory fee	16,301
Transfer agent fee	4,890
Custodian expense	615
Pricing fees	2,521
Professional fees	693
Trustee fees	341
Registration fees	501
Other expenses	1,227

Total expenses	27,089
Fees waived by Adviser	(10,215)
Custodian expense reduction	(37)

Net expenses	16,837

Net investment income	126,158

Realized and unrealized gain/(loss) on investments:
Net realized gain	27,154
Net change in unrealized appreciation/depreciation	(201,363)

Net realized and unrealized loss on investments	(174,209)

Net decrease in net assets resulting from operations	$(48,051)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$126,158	$218,128
Net realized gain/(loss) on investments	27,154	(9,789)
Net change in unrealized appreciation/depreciation	(201,363)	184,498

Net increase in net assets resulting from operations	(48,051)	392,837
Distributions from net investment income	(126,158)	(218,128)
Net fund share transactions (Note 4)	(14,425)	1,145,823

Total increase/(decrease)	(188,634)	1,320,532
Net assets:
Beginning of period	6,321,283	5,000,751

End of period	$6,132,649	$6,321,283

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months		For the years ended June 30,
	12/31/10		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.41		$11.03	$11.08	$11.24	$11.25	$11.84

Income from investment operations:
Net investment income	0.22		0.45	0.45	0.45	0.45	0.46
Net gains/(losses) on securities, both realized and unrealized	(0.31)		0.38	(0.05)	(0.16)	0.04	(0.54)

Total from investment operations	(0.09)		0.83	0.40	0.29	0.49	(0.08)
Less distributions:
Distributions from net investment income	(0.22)		(0.45)	(0.45)	(0.45)	(0.45)	(0.46)
Distributions from capital gains	—		—	— (b)	— (b)	(0.05)	(0.05)

Net asset value, end of period	$11.10		$11.41	$11.03	$11.08	$11.24	$11.25

Total return	(0.80%	)(c)	7.65%	3.72%	2.64%	4.39%	(0.76% )
Net assets, end of period (in thousands)	$6,133		$6,321	$5,001	$4,447	$5,103	$4,970
Ratio of net expenses to average net assets (a)	0.52%	(d)	0.45%	0.44%	0.45%	0.45%	0.46%
Ratio of net investment income to average net assets	3.90%	(d)	3.99%	4.11%	4.02%	3.98%	3.95%
Portfolio turnover	23.84%	(d)	10.04%	9.30%	2.79%	11.57%	16.33%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.32%	(d)	0%	(d)	For the six months ended December 31, 2010.
.46%		0%		For the year ended June 30, 2010
.53%		.08%		For the year ended June 30, 2009
.46%		.10%		For the year ended June 30, 2008
.43%		.09%		For the year ended June 30, 2007
.44%		.10%		For the year ended June 30, 2006

(b)	Rounds to less than $0.01.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
51.31% of Net Assets
Asheville NC Water System Revenue		4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,004,450
Burke County NC Certificates of Participation		5.000	04/01/2023	A1/A-*	1,000,000	1,023,540
Cabarrus County NC Certificates of Participation Installment		5.000	06/01/2025	Aa2/AA+*/AA@	1,000,000	1,036,300
Catawba County NC Catawba Memorial Hospital Revenue		5.000	10/01/2017	NR	500,000	500,285
Charlotte NC Airport Revenue		5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,035,490
Charlotte NC Airport Revenue Refunding Charlotte Douglas		5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,018,870
Davie County NC Public School & Community College Facility		5.000	06/01/2023	Aa3/A+*	1,000,000	1,026,170
Davie County NC Public School & Community College Facility		5.000	06/01/2025	Aa3/A+*	1,690,000	1,716,347
Franklin County NC Certificates of Participation		5.000	09/01/2027	Aa3/A+*	750,000	752,895
Henderson County NC Certificates of Participation		5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,026,950
Iredell County NC Certificates of Participation Public Facilities		5.250	10/01/2020	Aa3/AA@	1,000,000	1,054,850
Iredell County NC Certificates of Participation School Project		5.000	06/01/2024	Aa3/AA-*	1,000,000	1,033,950
Johnston NC Memorial Hospital Authority		5.250	10/01/2028	Aa3/AA+*	500,000	508,395
Lee County NC Certificates of Participation		5.000	04/01/2025	Aa3/AA+*	550,000	566,308
Montgomery County NC Certificates of Participation — Series A		5.000	02/01/2030	A-*	1,680,000	1,629,667
Nash County NC Limited Obligation		5.000	10/01/2030	Aa3/AA+*	890,000	884,402
NC Medical Care Community Hospital Morehead Memorial Hospital	#	5.000	11/01/2026	Aa3/AA+*	2,500,000	2,467,525
NC Eastern Municipal Power Agency System Revenue		5.500	01/01/2017	Baa1	45,000	45,041
NC Eastern Municipal Power Agency Power System Revenue		6.000	01/01/2025	Baa1/BBB*	1,000,000	1,125,670
NC Eastern Municipal Power Agency Power System Revenue		5.000	01/01/2021	A-*/A-@	1,000,000	1,033,920
NC Eastern Municipal Power Agency Power System Revenue	#	6.000	01/01/2018	Baa1	1,000,000	1,161,430
NC Eastern Municipal Power Agency — Series B		6.000	01/01/2022	Aa3/AA+*/AA-@	915,000	1,051,930
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,051,280
NC Medical Care Community Hospital Revenue — High Point		5.000	10/01/2019	NR	500,000	491,620
NC Medical Care Community Hospital Revenue — Stanly Hospital		5.375	10/01/2014	BBB+@	30,000	30,060
Randolph County NC Certificates of Participation		5.000	02/01/2027	Aa3	1,000,000	1,004,640
Rockingham County NC Certificates of Participation		5.000	04/01/2032	Aa3/AA+*	750,000	738,360
Sampson County NC Certificates of Participation		5.000	06/01/2022	Aa3/AA+*	1,250,000	1,324,437
Sampson County NC Certificates of Participation		5.000	06/01/2026	Aa3/AA+*	1,000,000	1,024,200
University of NC Wilmington Certificates of Participation		5.250	06/01/2025	A-*	1,000,000	1,022,060
University of NC Wilmington Student Housing Project		5.000	06/01/2025	A-*	580,000	584,350
University of NC System Pool Revenue — Series A		5.000	10/01/2026	Aa3	1,000,000	1,035,650
University of NC System Pool Revenue — Series A		5.000	10/01/2033	Aa3	1,000,000	1,001,190
Wilmington NC Certificates of Participation		5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,502,865
Wilmington NC Store Water Revenue		5.000	06/01/2028	Aa2/AA*	500,000	506,545
Wilson NC Certificates of Participation Public Facilities		5.000	05/01/2021	Aa3/AA+*/AA-@	780,000	822,323
Wilson NC Certificates of Participation Public Facilities		5.000	05/01/2025	Aa3/AA+*/AA-@	750,000	762,563
Wilson County Certificates of Participation Public Facility		5.000	05/01/2029	Aa3/AA+*/AA-@	1,355,000	1,365,134
Wilson Combined Enterprise System		4.700	12/01/2022	Aa3/AA@	500,000	508,320

						37,479,982
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.53% of Net Assets
Cabarrus County NC Certificates of Participation		5.000	01/01/2029	Aa2/AA*/AA@	750,000	758,873
Charlotte NC Certificates of Participation Convention Facility		5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,032,470
Charlotte NC Certificates of Participation	#	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,486,573
Charlotte NC Certificates of Participation		5.000	06/01/2027	Aa2/AA+*/AA@	775,000	786,958
Charlotte NC Certificates of Participation Convention Facility		5.000	06/01/2034	Aa2/AA+*/AA@	750,000	742,815
Forsyth County NC Certificates of Participation		5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,003
Forsyth County NC Certificates of Participation		5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	560,951
Mecklenburg County NC Certificates of Participation — Series B		5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,025,120
Mecklenburg County NC Certificates of Participation — Series A		5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	419,656
Mooresville NC Certificates of Participation		5.000	09/01/2032	AA-*	1,640,000	1,564,740
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,561,680
Winston Salem NC Certificates of Participation — Series A		4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	670,925

						10,615,764

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
7.97% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Healthcare		5.000%	01/15/2027	Aa3/AA-*	$1,090,000	$1,098,328
Charlotte-Mecklenburg Hospital		5.250	01/15/2039	Aa3/AA-*	750,000	740,220
NC Medical Care Health Care Facilities Revenue Novant Health		5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,041,720
NC Medical Care Community Hospital Revenue NC Baptist Hospital		5.000	06/01/2034	Aa3/AA-*	1,000,000	954,810
NC MEdical Care Community Hospital Revenue Baptist Hospital		4.750	06/01/2030	Aa3/AA-*	355,000	336,014
NC Medical Care Community Health Care Facilities Revenue		5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,580,618
NC Medical Care Community Hospital Revenue Unrefunded Balance		5.250	12/01/2013	A1/A+*/AA-@	45,000	45,000
NC Medical Care Community Hospital Revenue Unrefunded Balance		5.000	12/01/2018	A1/A+*/AA-@	25,000	25,051

						5,821,761
PUBLIC FACILITIES REVENUE BONDS
6.65% of Net Assets
Moore County NC		5.000	06/01/2031	Aa3/AA-*	2,750,000	2,753,960
Raleigh Durham NC Airport Authority — Series A		5.000	05/01/2029	Aa3/AA-@	235,000	237,078
Raleigh Durham NC Airport		5.000	05/01/2036	Aa3/AA-@	1,480,000	1,430,390
Raleigh Durham NC Airport Authority — Series A		5.000	05/01/2032	Aa3/AA-@	440,000	433,721

						4,855,149
MUNICIPAL UTILITY REVENUE BONDS
5.06% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue		4.750	01/01/2030	A2/A*/A@	290,000	271,704
NC Municipal Power Agency Number 1 Catawba Electric Revenue		5.000	01/01/2030	A2/A*/A@	1,445,000	1,406,968
Raleigh NC Combined Enterprise System		5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	994,249
Raleigh NC Combined Enterprise System Revenue		5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,020,450

						3,693,371
LEASE REVENUE BONDS
4.96% of Net Assets
Charlotte NC Water and Sewer Systems Revenue		4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	751,080
Johnston County NC Installment Financing Contract		5.000	10/15/2027	Aa3/AA*	570,000	581,907
NC Infrastructure Financial Corporation Lease Purchase	#	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,049,660
University NC University Revenues UNC Chapel Hill		5.000	12/01/2031	Aaa/AA+*/AA+@	1,215,000	1,241,293

						3,623,940
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.92% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest		5.000	01/01/2031	Aa3/AA*	500,000	509,905
NC Capital Facilities Finance Agency Wake Forest University		5.000	01/01/2038	Aa3/AA*	1,250,000	1,252,450
NC Capital Facilities Financial Agency Revenue Duke University		5.000	10/01/2038	Aa1/AA+*	500,000	502,645
Pitt County NC Limited Obligation — Series A		5.000	04/01/2035	Aa3/AA-*/AA@	105,000	103,109
University of NC System Pool Revenue General Trust Indenture		5.000	10/01/2034	Aa2	500,000	497,205

						2,865,314
GENERAL OBLIGATION BONDS
2.87% of Net Assets
Iredell County NC Community College		5.000	04/01/2026	Aa2/AA*/AA+@	225,000	237,285
Iredell County NC Community College		5.000	04/01/2027	Aa2/AA*/AA+@	325,000	341,084
Wake County NC Limited Obligation — Series 209		5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,517,400

						2,095,769
PREREFUNDED BONDS
1.36% of Net Assets
NC Eastern Municipal Power Agency Power System — Series A		6.000	01/01/2026	Aaa/A-*/A-@	805,000	993,241

						993,241

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

ESCROWED TO MATURITY BONDS
.47% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500%	12/01/2015	Aaa	$325,000	$344,042

					344,042
STATE AND LOCAL MORTGAGE REVENUE BONDS
.13% of Net Assets
NC Housing Finance Agency Single Family Revenue — Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,037
NC Housing Finance Agency Single Family Revenue — Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,063
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,011

					95,111

Total Investments (cost $73,786,141) (See (a) below for further explanation) 99.23% of Net Assets					$72,483,444

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
#	Securities held as collateral
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$283,958
Unrealized depreciation	(1,586,655)

Net unrealized depreciation	$(1,302,697)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	72,483,444
Level 3	Significant Unobservable Inputs	—

$72,483,444

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $73,786,141)		$72,483,444
Cash		983
Interest receivable		921,132
Prepaid expenses		3,178

Total assets		73,408,737
LIABILITIES:
Payable for:
Distributions to shareholders	231,237
Fund shares redeemed	44,053
Investment advisory fee	33,212
Transfer agent fee	1,206
Notes Payable	29,003
Accrued expenses	19,564

Total liabilities		358,275

NET ASSETS:
Capital		74,519,025
Net accumulated realized loss on investment transactions		(165,866)
Net unrealized depreciation in value of investments		(1,302,697)

Net assets at value		$73,050,462

NET ASSET VALUE, offering price and redemption price per share ($73,050,462 -:- 6,866,798 shares outstanding; unlimited number of shares authorized; no par value)		$10.64

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$1,721,267

Expenses:
Investment advisory fee	199,227
Transfer agent fee	50,839
Custodian expense	6,270
Professional fees	8,525
Trustee fees	4,190
Other expenses	9,407

Total expenses	278,458
Custodian expense reduction	(451)

Net expenses	278,007

Net investment income	1,443,260

Realized and unrealized gain/(loss) on investments:
Net realized gain	298,881
Net change in unrealized appreciation/depreciation	(3,020,450)

Net realized and unrealized loss on investments	(2,721,569)

Net decrease in net assets resulting from operations	$(1,278,309)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$1,443,260	$2,648,834
Net realized gain/(loss) on investments	298,881	(117,110)
Net change in unrealized appreciation/depreciation	(3,020,450)	2,027,701

Net increase/(decrease) in net assets resulting from operations	(1,278,309)	4,559,425
Distributions from net investment income	(1,443,260)	(2,648,834)
Net fund share transactions (Note 4)	(1,343,723)	8,314,549

Total increase/(decrease)	(4,065,292)	10,225,140
Net assets:
Beginning of period	77,115,754	66,890,614

End of period	$73,050,462	$77,115,754

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.71		$10.71	$10.62	$10.74	$10.74		$11.10

Income from investment operations:
Net investment income	0.20		0.40	0.41	0.41	0.41		0.42
Net gains/(losses) on securities, both realized and unrealized	(0.07)		0.30	0.09	(0.12)	—	(b)	(0.36)

Total from investment operations	0.13		0.70	0.50	0.29	0.41		0.06
Less distributions:
Distributions from net investment income	(0.20)		(0.40)	(0.41)	(0.41)	(0.41)		(0.42)

Net asset value, end of period	$10.64		$11.01	$10.71	$10.62	$10.74		$10.74

Total return	(1.58%	)(c)	6.62%	4.83%	2.69%	3.85%		0.59%
Net assets, end of period (in thousands)	$73,050		$77,116	$66,891	$65,300	$54,994		$48,770
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.72%	0.72%	0.71%	0.73%		0.72%
Ratio of net investment income to average net assets	3.66%	(d)	3.66%	3.89%	3.76%	3.79%		3.89%
Portfolio turnover	19.88%	(d)	5.92%	7.82%	11.03%	5.20%		12.73%

(a)	Percentages are after Custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.70%	(d)	For the six months ended December 31, 2010
0.72%		For the year ended June 30, 2010
0.72%		For the year ended June 30, 2009
0.72%		For the year ended June 30, 2008
0.74%		For the year ended June 30, 2007
0.74%		For the year ended June 30, 2006

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS					`
58.92% of Net Assets
Appalachian State University NC Revenue		5.000%	07/15/2018	Aa3	$75,000	$81,287
Asheville NC Water System Revenue Refunding		5.000	08/01/2017	Aa2/AA+*	140,000	157,976
Buncombe County NC Certificates of Participation		4.000	04/01/2016	Aa2/AA*	125,000	136,030
Burke County NC Certificates of Participation		4.250	04/01/2016	A1/A-*	50,000	53,515
Cabarrus County NC Certificates of Participation		5.625	02/01/2016	Aa2/AA*/AA@	125,000	144,374
Catawba County NC Certificates of Participation Public Schools		5.250	06/01/2016	Aa2	125,000	137,436
Catawba County NC Certificates of Participation Public Schools		5.250	06/01/2018	Aa2	125,000	135,036
Catawba County NC Certificates of Participation		5.250	06/01/2019	Aa2/BBB*	200,000	216,242
Craven County NC Certificates of Participation		4.375	06/01/2016	Aa3/AA-*	115,000	125,127
Dare County NC Certificates of Participation		5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	165,392
Davie County NC Community College		4.000	06/01/2013	Aa3/A+*	250,000	265,265
Edgecombe County NC Schools		4.000	02/01/2015	A1/A+*	235,000	253,624
Harnett County NC Certificates of Participation — Series A		5.000	12/01/2015	Aa3/AA+*	125,000	141,598
Harnett County Certificates of Participation		3.500	06/01/2016	Aa3/AA+*	250,000	264,145
Haywood NC Certificates of Participation Refunding		5.000	10/01/2016	A1/A*	635,000	684,251
Henderson County NC Certificates of Participation — Series A	#	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	320,550
Henderson County NC Certificates of Participation		5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,136
Iredell County NC Certificates of Participation School Project		5.000	06/01/2018	Aa3/AA-*	425,000	467,861
Johnston NC Memorial Hospital Authority		4.000	10/01/2012	Aa3/AA+*	200,000	208,600
Johnston NC Memorial Hospital Authority		4.000	04/01/2015	Aa3/AA+*	100,000	105,760
Lee County NC Certificates of Participation		5.000	04/01/2016	Aa3/AA+*	215,000	232,857
Lincoln County NC Certificates of Participation		5.000	06/01/2016	Aa3/AA+*/AA@	200,000	223,672
Lincolnton NC Enterprise System Revenue		5.000	05/01/2016	NR	385,000	405,636
Nash County NC Limited Obligation		3.000	10/01/2015	Aa3/AA+*	400,000	414,716
Nash County NC Limited Obligation	#	5.000	10/01/2018	Aa3/AA+*	150,000	167,196
New Hanover County NC Certificates of Participation		5.000	03/01/2017	Aa1/AA*	250,000	268,600
NC Medical Care Community Hospital — Rowan Medical		5.250	09/01/2016	Aa3/AA+*	1,100,000	1,173,843
NC Eastern Municipal Power Agency		5.250	01/01/2019	Aa3/AA+*/A-@	250,000	277,773
NC Municipal Power Agency Number 1 Catawba Electric Revenue		5.250	01/01/2019	A2/A*/A@	400,000	419,248
NC Medical Care Community Hospital — Scotland Memorial	#	5.375	10/01/2011	BBB*	10,000	10,028
NC Infrastructure Finance Certificates of Participation		5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	170,765
NC Medical Care — Caromont Health		3.250	02/15/2018	Aa3/AA+*	370,000	361,460
NC Medical Community Hospital — Wayne Memorial		4.750	10/01/2011	A2	350,000	350,039
NC Medical Care Community Healthcare Facilities		4.000	10/01/2018	Aa3/AA+*/AA-@	50,000	51,134
Onslow County NC Certificates of Participation		5.000	06/01/2018	Aa3/A+*	140,000	150,777
Pitt County NC Certificates of Participation School Facility		4.000	04/01/2015	Aa3/AA-*/AA@	100,000	106,632
Randolph County NC Certificates of Participation		5.000	06/01/2016	Aa3/AA+*	170,000	188,317
Rockingham NC Certificates of Participation		5.250	04/01/2013	Aa3/A+*	125,000	132,006
Rutherford County NC Certificates of Participation		5.000	12/01/2018	Aa3/AA+*	205,000	227,593
Sampson County NC Certificates of Participation		5.000	06/01/2014	Aa3/AA+*	50,000	55,612
Sampson Area Development Corporation NC Refunding		4.000	06/01/2015	AA+*	150,000	160,388
Union County NC Certificates of Participation		5.000	06/01/2012	Aa2/AA-*/AA@	100,000	105,962
Union County NC Certificates of Participation		5.000	06/01/2020	Aa2/AA-*/AA@	250,000	268,350
University NC Wilmington Certificates of Participation	#	5.000	06/01/2014	A-*	40,000	43,460
University NC Wilmington Certificates of Participation		4.250	06/01/2017	A-*	300,000	317,535
University NC System Pool Revenue Asheville Wilmington		5.000	10/01/2016	Aa3/AA+*	230,000	262,727
Wilson NC Certificates of Participation		5.000	05/01/2016	Aa3/AA+*/AA-@	200,000	224,812

						10,889,343
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.81% of Net Assets
Cabarrus County NC Certificates of Participation		5.000	06/01/2014	Aa3/AA*/AA@	135,000	149,203
Cabarrus County NC Certificates of Participation		4.000	01/01/2015	Aa2/AA*/AA@	225,000	242,665
Cabarrus County NC Certificates of Participation		5.000	01/01/2017	Aa3/AA*/AA-@	150,000	167,933
Chapel Hill NC Certificates of Participation Operations Center	#	5.250	06/01/2019	Aa1/AA+*	260,000	284,586
Charlotte NC Certificates of Participation		4.000	06/01/2012	Aa2/AA+*/AA@	50,000	52,126

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

Charlotte NC Certificates of Participation Refunding		5.000%	12/01/2021	Aa2/AA+*/AA@	$270,000	$285,514
Charlotte NC Certificates of Participation		4.375	12/01/2014	Aa2/AA+*	50,000	51,862
Cumberland County NC Certificates of Participation	#	5.000	12/01/2015	Aa2/AA*	75,000	85,034
Forsyth County NC Certificates of Participation		5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	660,330
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	222,828
NC State Certificates of Participation Wildlife Resources		5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	534,835

						2,736,916
MUNICIPAL UTILITY REVENUE BONDS
5.94% of Net Assets
NC Eastern Municipal Power Agency — Series D		4.000	01/01/2016	Baa1/A-*/A-@	95,000	100,148
NC Eastern Municipal Power Agency		5.375	01/01/2017	Baa1/A-*/A-@	200,000	209,432
NC Eastern Municipal Power Agency — Series B		3.250	01/01/2015	Baa1/A-*/A-@	250,000	259,317
NC Eastern Municipal Power Agency — Series A		5.000	01/01/2016	A-*/A-@	50,000	55,841
NC Municipal Power Agency Number 1 Catawba Electric		5.250	01/01/2017	A2/A*/A@	200,000	225,830
NC Municipal Power Agency Number 1 Catawba Electric		4.000	01/01/2016	A2/A*/A@	100,000	107,545
NC Municipal Power Agency Number 1 Catawba Electric		5.000	01/01/2016	A2/A*/A@	125,000	139,601

						1,097,714
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.08% of Net Assets
Charlotte-Mecklenburg Hospital		5.000	01/15/2019	Aa3/AA-*	200,000	215,410
Charlotte-Mecklenburg Hospital		4.375	01/15/2019	Aa3/AA-*	150,000	156,883
NC Medical Care Community Hospital — Pitt Memorial		4.400	12/01/2011	A1/A+*/AA-@	275,000	275,039
NC Medical Care Mission Health Combined Group		4.000	10/01/2014	Aa3/AA*/AA@	100,000	106,889

						754,221
PUBLIC FACILITIES REVENUE BONDS
3.83% of Net Assets
Charlotte NC Airport — Charlotte Douglas International		4.125	07/01/2016	A1/A+*/A+@	100,000	107,079
Charlotte NC Airport Revenue Refunding		5.000	07/01/2015	A1/A+*/A+@	350,000	390,338
Mecklenburg County NC Certificates of Participation		5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	118,965
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	91,318

						707,700
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.79% of Net Assets
University of NC Ashville Revenue		5.000	06/01/2014	A1	20,000	20,882
University NC System Pool Revenue		5.000	10/01/2016	Aa2	250,000	287,313
University NC System Pool Revenue		5.000	10/01/2015	Aa3	350,000	391,608

						699,803
LEASE REVENUE BONDS
2.92% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric		5.250	01/01/2018	A2/A*/A@	125,000	139,959
NC Infrastructure Finance Corporation — Correctional Facilities		5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	161,726
NC Infrastructure Correctional Facilities Projects		5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	106,681
Wake County NC		3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	131,505

						539,871
PREREFUNDED BONDS
1.62% of Net Assets
NC State Public Improvement — Series A		5.000	03/01/2019	Aaa	235,000	267,686
University of NC Ashville Revenue	#	5.000	06/01/2014	A1	30,000	31,859

						299,545
GENERAL OBLIGATION BONDS
1.46% of Net Assets
Cabarrus County NC Public Improvement		5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	111,837
Mecklenburg County NC Refunding — Series A		5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	141,046
NC State Public Improvement — Series A		5.000	03/01/2019	Aaa/AAA*	15,000	16,625

						269,508

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
.65% of Net Assets
NC Housing Financial Agency Home Ownership — Series 16B	4.125%	07/01/2012	Aa2/AA*	$115,000	$119,234

					119,234
Total Investments (cost $17,806,830) (See (a) below for further explanation) 98.02% of Net Assets					$18,113,855

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$307,025
Unrealized depreciation	—

Net unrealized appreciation	$307,025

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,113,855
Level 3	Significant Unobservable Inputs	—

$18,113,855

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $17,806,830)		$18,113,855
Cash		184,776
Interest receivable		218,151
Prepaid expenses		69

Total assets		18,516,851
LIABILITIES:
Payable for:
Distributions to shareholders	8,053
Fund shares redeemed	2,855
Investment advisory fee	7,815
Transfer agent fee	135
Accrued expenses	14,898

Total liabilities		33,756

NET ASSETS:
Capital		18,225,538
Net accumulated realized loss on investment transactions		(49,468)
Net unrealized appreciation in value of investments		307,025

Net assets at value		$18,483,095

NET ASSET VALUE, offering price and redemption price per share ($18,483,095 -:- 1,718,017 shares outstanding; unlimited number of shares authorized; no par value)		$10.76

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$280,441

Expenses:
Investment advisory fee	43,894
Transfer agent fee	13,168
Custodian expense	1,355
Professional fees	4,342
Trustee fees	896
Other expenses	3,816

Total expenses	67,471
Custodian expense reduction	(113)

Net expenses	67,358

Net investment income	213,083

Realized and unrealized gain/loss on investments:
Net realized gain	30,054
Net change in unrealized appreciation/depreciation	(124,075)

Net realized and unrealized loss on investments	(94,021)

Net increase in net assets resulting from operations	$119,062

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$213,083	$372,430
Net realized gain on investments	30,054	60,038
Net change in unrealized appreciation/depreciation	(124,075)	188,565

Net increase in net assets resulting from operations	119,062	621,033
Distributions from net investment income	(213,083)	(372,430)
Net fund share transactions (Note 4)	2,626,108	4,040,525

Total increase	2,532,087	4,289,128
Net assets:
Beginning of period	15,951,008	11,661,880

End of period	$18,483,095	$15,951,008

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 2010		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.78		$10.57	$10.37	$10.30	$10.31	$10.60

Income from investment operations:
Net investment income	0.13		0.29	0.32	0.32	0.32	0.30
Net gains/(losses) on securities, both realized and unrealized	(0.02)		0.21	0.20	0.07	(0.01)	(0.29)

Total from investment operations	0.11		0.50	0.52	0.39	0.31	0.01
Less distributions:
Distributions from capital gains	—		—	—	—	— (b)	—
Distributions from net investment income	(0.13)		(0.29)	(0.32)	(0.32)	(0.32)	(0.30)

Net asset value, end of period	$10.76		$10.78	$10.57	$10.37	$10.30	$10.31

Total return	1.04%	(c)	4.77%	5.07%	3.78%	2.97%	0.60%
Net assets, end of period (in thousands)	$18,483		$15,951	$11,662	$11,134	$11,281	$13,187
Ratio of net expenses to average net assets (a)	0.78%	(d)	0.82%	0.81%	0.82%	0.81%	0.74%
Ratio of net investment income to average net assets	2.44%	(d)	2.69%	3.04%	3.03%	3.01%	2.83%
Portfolio turnover	9.88%	(d)	17.94%	10.14%	23.91%	13.33%	19.07%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
0%	(d)	0%	(d)	For the six months ended December 31, 2010.
0%		0%		For the year ended June 30, 2010
.02%		.03%		For the year ended June 30, 2009
0%		.04%		For the year ended June 30, 2008
0%		.04%		For the year ended June 30, 2007
.05%		.03%		For the year ended June 30, 2006

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
53.37% of Net Assets
Blount County TN Public Building Authority Local Government		5.000%	06/01/2025	Aa2/AA-*	$100,000	$104,035
Blount County TN Public Building Authority Local Government		5.000	06/01/2027	Aa2/AA-*	1,500,000	1,536,150
Blount County TN Public Building Authority Local Government		4.750	06/01/2031	Aa2/AA-*	750,000	726,150
Blount County TN Public Building Authority General Obligation		5.250	06/01/2019	NR	1,050,000	1,077,647
Blount County TN Building Authority Local Government Public		5.000	06/01/2032	Aa3	750,000	731,670
Chattanooga TN Industrial Development Board Lease Rent Revenue		5.000	10/01/2027	Aa3/AA+*/AA@	1,000,000	1,016,530
Clarksville TN Electric System Revenue		5.000	09/01/2032	Aa2	1,250,000	1,216,050
Cleveland TN General Obligation — Series A		5.000	06/01/2027	Aa3/A+*	680,000	687,031
Columbia TN Refunded — Sewer System		5.000	12/01/2024	Aa2	1,235,000	1,290,143
Columbia TN Broadband Network Revenue & Tax		5.000	03/01/2025	Aa2	1,000,000	1,033,320
Franklin County TN Health & Educational Facilities Board		5.000	09/01/2025	A+*	1,000,000	1,022,880
Gallatin TN Water & Sewer Revenue		5.000	01/01/2028	Aa3	2,540,000	2,607,843
Giles County TN	#	4.500	02/01/2018	Aa3	1,000,000	1,040,970
Greene County TN General Obligation — Series B		5.000	06/01/2024	A1	505,000	516,024
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue		5.000	04/01/2026	AA*	1,000,000	1,024,170
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue		5.000	04/01/2031	AA*	740,000	741,517
Harpeth Valley Utilities TN Davidson and Williamson Counties		5.000	09/01/2029	Aa3	1,410,000	1,423,522
Harpeth Valley Utilities TN Davidson and Williamson Counties		5.000	09/01/2032	Aa3	1,420,000	1,408,754
Hawkins County TN Refunding General Obligation		4.750	05/01/2017	Aa3	200,000	205,034
Jackson TN Energy Authority Gas System Revenue		5.000	10/01/2028	Aa2	1,000,000	1,004,470
Knox County TN Health Educational & Housing Facilities Ft. Sanders		6.250	01/01/2013	Baa1/BBB*	10,000	10,671
Knox County TN Health Educational & Housing — Covenant Health		5.000	01/01/2022	Aa3/AA+*/AA@	450,000	450,932
Knoxville TN Gas Revenue Refunded System — Series K		4.750	03/01/2022	Aa2/AA*	1,550,000	1,579,915
Knoxville TN Wastewater System Revenue — Series A		4.750	04/01/2021	Aa2/AA+*	1,150,000	1,177,301
Knoxville TN Waste Water System Revenue Improvement — Series A		5.000	04/01/2037	Aa2/AA+*	370,000	371,939
Manchester TN Refunding General Obligation		5.000	06/01/2038	Aa3/AA+*	100,000	100,893
Marion County TN Schools		5.000	06/01/2025	A1	1,050,000	1,071,399
Memphis Shelby County Airport Authority — Series A		5.000	07/01/2035	Aa3/AA+*/A+@	1,000,000	956,460
Metro Nashville & Davidson County TN General Obligation		5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,044,140
Metro Nashville & Davidson County TN General Obligation		5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,038,500
Metro Nashville & Davidson County TN Multi-Family		4.600	11/01/2026	NR	870,000	844,222
Metro Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2021	Aa2/AA+*	1,000,000	1,056,090
Metropolitan Government Nashville and Davidson County TN		5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,463,560
Metropolitan Government Nashville and Davidson County		5.000	05/15/2028	Aa1/AA*/AA@	240,000	248,182
Montgomery County TN General Obligation		4.750	05/01/2020	Aa2/AA+*	1,000,000	1,052,880
Oak Ridge TN Industrial Development Board Refunding Revenue		5.250	08/20/2018	Aaa	255,000	255,148
Overton County TN Refunding — Schools General Obligation		5.000	04/01/2018	Baa1	1,000,000	1,069,910
Pigeon Forge TN Refunding — Series A		4.900	06/01/2028	Aa3/AA+*	1,000,000	1,006,750
Rutherford County TN Construction Utility District Waterworks		5.000	02/01/2031	Aa2/AAA*	1,435,000	1,447,097
Shelby County TN Health Educational & Housing Facilities		5.250	09/01/2027	Aa3/AA+*	1,000,000	1,005,850
Smith County TN General Obligation		5.000	04/01/2021	NR	720,000	753,746
South Blount County TN Utility District Waterworks Revenue		5.000	12/01/2028	Aa3/AA+*	1,125,000	1,150,121
TN Housing Development Agency Homeownership Program Series		5.150	07/01/2022	Aa1/AA+*	570,000	570,946
TN State School Board Authority Refunding Higher Education		5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,468,056
TN State School Board Authority Refunding Higher Education		5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,503,101
West Wilson Utility District TN Waterworks Revenue		4.750	06/01/2028	Aa3	2,460,000	2,476,113
White House Utility District TN Water & Sewer		5.000	01/01/2028	Aa3	1,235,000	1,254,809
White House Utility District TN Water & Sewer		5.000	01/01/2030	Aa3	2,505,000	2,516,573

						49,359,214
GENERAL OBLIGATION BONDS
9.86% of Net Assets
Franklin TN Water & Sewer Revenue & Tax		5.000	04/01/2024	Aaa	750,000	840,473

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

Knoxville TN General Obligation — Series A		5.000%	05/01/2020	Aa1/AA+*/AAA@	$1,000,000	$1,140,730
Memphis TN General Improvement		5.000	05/01/2020	Aa2/AA*/AA-@	1,000,000	1,020,800
Metro Government Nashville & Davidson County TN — Series B		5.000	08/01/2024	Aa1/AA*/AA@	500,000	531,980
Metropolitan Government Nashville and Davidson County TN		5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,261,066
Shelby County TN — Series A		4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	507,880
Williamson County TN Series A General Obligation		4.750	04/01/2021	Aaa	750,000	811,590

						9,114,519
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.95% of Net Assets
Metro Nashville & Davidson County TN McKendree		5.125	01/01/2020	AA*	1,700,000	1,701,190
TN State School Board Authority Higher Education Facilities		5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,039,100
TN State School Board Authority Higher Educational Facilities		5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,331,421
TN State School Board Authority Higher Educational Facilities		5.000	05/01/2034	Aa1/AA*/AA+@	500,000	507,110
TN State School Board Authority Higher Education Facilities	#	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,769,140

						7,347,961
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.70% of Net Assets
Rutherford County TN Health & Education Facilities Board		5.000	11/15/2040	Aa1/AA*/AA+@	1,500,000	1,468,020
Shelby County TN Health Education & Housing Facilities		5.000	07/01/2031	Aa2/AA+@	4,750,000	4,731,855

						6,199,875
STATE AND LOCAL MORTGAGE REVENUE
6.70% of Net Assets
TN Housing Development Agency		5.000	07/01/2028	Aa1/AA+*	960,000	957,773
TN Housing Development Agency		5.400	07/01/2035	Aa1/AA+*	720,000	725,731
TN Housing Development Agency Homeownership Program 1		5.000	07/01/2029	Aa1/AA+*	825,000	807,461
TN Housing Development Agency Homeownership Program 2		4.700	07/01/2027	Aa1/AA+*	1,500,000	1,458,045
TN Housing Development Agency Series 2001 — 3B		5.250	01/01/2020	Aa1/AA+*	230,000	230,729
TN Housing Development Agency Mortgage Financing — Series A	#	5.200	07/01/2023	Aa2/AA*	1,950,000	1,978,704

						6,158,443
MUNICIPAL UTILITY REVENUE BONDS
5.35% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding		5.000	05/01/2029	A*	250,000	231,305
Clarksville TN Electric System Revenue — Series A		5.000	09/01/2028	Aa2/AA-*	1,000,000	1,045,960
Clarksville TN Electric System Revenue — Series A		5.000	09/01/2033	Aa2/AA-*	2,000,000	2,019,720
Metropolitan Government Nashville & Davidson County TN		4.750	05/15/2028	AA+*/AA+@	460,000	465,106
West Wilson Utility District TN Waterworks Revenue		5.000	06/01/2033	Aa3	1,170,000	1,185,116

						4,947,207
PREREFUNDED BONDS
3.85% of Net Assets
Johnson City TN Health & Educational Facilities		5.125	07/01/2025	BBB*	2,000,000	2,000,000
Kingsport TN Industrial Development Board Multi-family		5.400	04/20/2021	NR	375,000	419,055
Williamson County TN Series B General Obligation		5.000	05/01/2023	Aaa	1,000,000	1,140,870

						3,559,925
ESCROWED TO MATURITY BONDS
2.46% of Net Assets
Johnson City TN Health & Educational Revenue		5.000	07/01/2018	BBB*	1,000,000	1,000,000
Johnson City TN Health & Educational Facilities		6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,114,410
Metro Nashville & Davidson County TN Dandridge Tower		6.375	01/01/2011	A2	90,000	90,000
Metro Nashville & Davidson County TN Water & Sewer		6.500	12/01/2014	Aaa/BBB*	60,000	71,926

						2,276,336
LEASE REVENUE BONDS
2.32% of Net Assets
Chattanooga TN Electric Revenue — Series A		5.000	09/01/2026	AA*	250,000	262,725
Memphis/Shelby County TN Special Facilities Revenue FedEx		5.050	09/01/2012	Baa2/BBB*	250,000	261,758
Memphis-Shelby County Sports Authority		5.250	11/01/2027	Aa2/AA-*/A+@	750,000	747,450
TN Housing Development Agency — Series 1B		5.000	07/01/2029	Aa1/AA+*/NR@	895,000	877,011

						2,148,944

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

PUBLIC FACILITIES REVENUE BONDS
.54% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250%	11/01/2026	Aa2/AA-*/A+@	$500,000	$502,415

					502,415

Total Investments (cost $92,086,189) (See (a) below for further explanation) 99.10% of Net Assets					$91,614,837

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
#	Securities held as collateral
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$806,700
Unrealized depreciation	(1,278,052)

Net unrealized depreciation	$(471,352)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	91,614,837
Level 3	Significant Unobservable Inputs	—

$91,614,837

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $92,086,189)		$91,614,837
Cash		727
Interest receivable		1,427,751
Prepaid expenses		3,901

Total assets		93,047,216
LIABILITIES:
Payable for:
Distributions to shareholders	389,340
Fund shares redeemed	12,994
Investment advisory fee	39,675
Transfer agent fee	638
Notes payable	71,020
Accrued expenses	50,953

Total liabilities		564,620

NET ASSETS:
Capital		93,974,859
Net accumulated realized loss on investment transactions		(1,020,911)
Net unrealized depreciation in value of investments		(471,352)

Net assets at value		$92,482,596

NET ASSET VALUE, offering price and redemption price per share ($92,482,596 -:- 8,582,396 shares outstanding; unlimited number of shares authorized; no par value)		$10.78

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$2,098,717

Expenses:
Investment advisory fee	243,432
Transfer agent fee	61,448
Custodian expense	7,661
Professional fees	10,389
Trustee fees	5,106
Other expenses	8,426

Total expenses	336,462
Custodian expense reduction	(568)

Net expenses	335,894

Net investment income	1,762,823

Realized and unrealized gain/(loss) on investments:
Net realized gain	210,243
Net change in unrealized appreciation/depreciation	(2,564,671)

Net realized and unrealized loss on investments	(2,354,428)

Net decrease in net assets resulting from operations	$(591,605)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$1,762,823	$3,415,997
Net realized gain/(loss) on investments	210,243	(992,378)
Net change in unrealized appreciation/depreciation	(2,564,671)	3,849,827

Net increase/(decrease) in net assets resulting from operations	(591,605)	6,273,446
Distributions from net investment income	(1,762,823)	(3,415,997)
Net fund share transactions (Note 4)	(122,677)	(119,960)

Total increase/(decrease)	(2,477,105)	2,737,489
Net assets:
Beginning of period	94,959,701	92,222,212

End of period	$92,482,596	$94,959,701

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.04		$10.71	$10.77	$10.87	$10.84	$11.21

Income from investment operations:
Net investment income	0.20		0.40	0.41	0.41	0.41	0.42
Net gains/(losses) on securities, both realized and unrealized	(0.26)		0.33	(0.06)	(0.10)	0.03	(0.37)

Total from investment operations	(0.06)		0.73	0.35	0.31	0.44	0.05
Less distributions:
Distributions from net investment income	(0.20)		(0.40)	(0.41)	(0.41)	(0.41)	(0.42)

Net asset value, end of period	$10.78		$11.04	$10.71	$10.77	$10.87	$10.84

Total return	(0.53%	)(b)	6.92%	3.40%	2.87%	4.05%	0.45%
Net assets, end of period (in thousands)	$92,483		$94,960	$92,222	$90,397	$99,697	$88,268
Ratio of net expenses to average net assets (a)	0.68%	(c)	0.70%	0.70%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets	3.66%	(c)	3.67%	3.90%	3.74%	3.70%	3.82%
Portfolio turnover	5.70%	(c)	14.51%	7.62%	15.71%	8.55%	6.14%

(a)	Percentages are after Custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.68%	(c)	For the six months ended December 31, 2010
0.70%		For the year ended June 30, 2010
0.71%		For the year ended June 30, 2009
0.72%		For the year ended June 30, 2008
0.73%		For the year ended June 30, 2007
0.72%		For the year ended June 30, 2006

(b)	Not Annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2010

Bond Description		Coupon	Date	Rating	Par Value	Market Value

INSURED MUNICIPAL BONDS
61.20% of Net Assets
Cross Anchor TN Utility District		4.250%	12/01/2015	AA+*	$65,000	$71,271
Cross Anchor TN Utility District		4.250	12/01/2016	AA+*	65,000	71,106
Dickson County TN Refunding		5.000	03/01/2014	A1/A+*	250,000	271,335
Dickson County TN Refunding		5.000	06/01/2015	A1/A+*	140,000	148,630
Fayetteville TN Electric System Revenue		3.000	06/01/2015	AA+*	105,000	108,068
Johnson City TN Refunding		4.000	06/01/2015	AA@	400,000	433,120
Johnson City TN Electric Revenue		4.500	05/01/2021	Aa2/AA+*	50,000	52,350
Johnson City TN Public Building Authority Revenue		4.250	09/01/2014	AA@	50,000	53,976
Kingsport TN Series B Water & Sewer		5.000	03/01/2013	Aa2/AA-*	100,000	108,191
Knoxville TN Electric Revenue — Series V		4.750	07/01/2021	Aa2/AA+*	150,000	155,456
Lawrenceburg TN Refunding Water & Sewer		5.000	07/01/2015	Aa3	125,000	140,774
Madison County TN Refunding — School and Public Improvement		5.000	04/01/2018	Aa2/AA+*	175,000	192,465
Maury County TN School & Public Improvement	#	5.000	04/01/2016	Aa2	1,000,000	1,091,270
Memphis-Shelby TN Sports Authority Memphis Arena Project		5.500	11/01/2012	Aa2/AA-*/A+@	500,000	533,765
Memphis-Shelby County TN Sports Authority Memphis Arena		5.000	11/01/2017	Aa2/AA-*/A+@	275,000	299,167
Memphis TN General Obligation General Improvement		5.000	10/01/2016	Aa2/AA*/AA-@	450,000	499,383
Memphis TN — Series A	#	5.000	04/01/2024	Aa2/AA+*/AA-@	200,000	211,744
Metro Nashville Davidson County Water and Sewer		5.200	01/01/2013	Aa2/BBB*	270,000	283,532
Metropolitan Nashville Airport Authority — Series A		4.500	07/01/2014	Aa3/AA+*	250,000	270,848
New Market Utility District Jefferson County TN Waterworks		3.500	06/01/2014	Aa3/AA+*	100,000	105,098
New Market Utility District Jefferson County TN Waterworks		3.500	06/01/2015	Aa3/AA+*	100,000	105,397
New Market Utility District Jefferson County TN Waterworks		4.000	06/01/2016	Aa3/AA+*	100,000	107,447
New Market Utility District Jefferson County Waterworks		4.000	06/01/2017	Aa3/AA+*	100,000	106,275
Robertson County Tennesee Refunding		4.000	12/01/2012	Aa3/A+*	150,000	157,962
Sevier County TN Public Building Authority		4.000	03/01/2014	AA+*	100,000	106,581
Shelby County TN Refunding — Series A		5.000	04/01/2018	Aa1/AA+*/AA+@	100,000	110,911
Shelby County Health Education		5.250	09/01/2020	Aa3/AA+*	400,000	426,500
Washington County TN Refunding School and Public Improvement		5.000	04/01/2015	Aa2	200,000	223,476
Washington County TN Refunding School and Public Improvement		5.000	04/01/2016	Aa2	125,000	137,826

						6,583,924
PREREFUNDED BONDS
9.32% of Net Assets
Memphis TN Electric System Revenue — Series A		5.000	12/01/2015	Aa2/AA+*/AAA@	900,000	1,002,114

						1,002,114
GENERAL OBLIGATION BONDS
7.45% of Net Assets
Claiborne County TN Public Improvement — Series A		5.000	04/01/2017	A+*	170,000	192,341
Memphis TN Refunding General Improvement		5.000	10/01/2017	Aa2/AA*/AA-@	100,000	114,966
Metro Government Nashville & Davidson County TN Refunding		5.000	05/15/2019	Aa1/AA*/AA@	250,000	280,028
Sevier County TN Public Building Authority		4.000	06/01/2014	AA*	200,000	213,828

						801,163
LEASE REVENUE BONDS
6.49% of Net Assets
Chattanooga TN Electric Revenue — Series A		5.000	09/01/2021	AA*	400,000	436,659
Memphis-Shelby County TN Airport — Federal Express Corporation		5.050	09/01/2012	Baa2/BBB*	250,000	261,758

						698,417
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.24% of Net Assets
TN Housing Development Agency Homeownership Program		4.200	01/01/2016	Aa1/AA+*	150,000	155,921
TN Housing Development Agency — Series 1B		4.800	07/01/2024	Aa1/AA+*	305,000	306,260
TN Housing Development Agency Homeownership Program — 2		2.950	01/01/2015	Aa1/AA+*	100,000	101,054

						563,235
MUNICIPAL UTILITY REVENUE BONDS
4.63% of Net Assets
Harpeth Valley Utilities District		5.000	03/01/2014	A1	250,000	260,173
Murfreesboro TN Refunding Water and Sewer		5.000	06/01/2014	Aa2/AA-*	100,000	111,613

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Date	Rating	Par Value	Market Value

Sevier County TN Utility District Gas System Revenue	2.650%	06/01/2015	A+*	$125,000	$125,881

					497,667
PUBLIC FACILITIES REVENUE BONDS
3.26% of Net Assets
Blount County TN Public Building Authority — Series B-19	3.500	06/01/2015	AA+*	200,000	213,404
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*/AA-@	125,000	137,439

					350,843
HOSPITAL AND HEALTHCARE REVENUE BONDS
.95% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,454

					102,454

Total Investments (cost $10,279,113) (See (a) below for further explanation) 98.54% of Net Assets					$10,599,817

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$320,704
Unrealized depreciation	—

Net unrealized appreciation	$320,704

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,599,817
Level 3	Significant Unobservable Inputs	—

$10,599,817

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $10,279,113)		$10,599,817
Cash		20,883
Receivable for fund shares sold		17,516
Defaulted securities receivable		24,000
Interest receivable		120,464

Total assets		10,782,680
LIABILITIES:
Payable for:
Distributions to shareholders	7,712
Fund shares redeemed	140
Investment advisory fee	4,625
Transfer agent fee	80
Trustee fees	407
Accrued expenses	8,486

Total liabilities		21,450

NET ASSETS:
Capital		10,805,553
Net accumulated realized loss on investment transactions		(365,027)
Net unrealized appreciation in value of investments		320,704

Net assets at value		$10,761,230

NET ASSET VALUE, offering price and redemption price per share ($10,761,230 -:- 1,002,717 shares outstanding; unlimited number of shares authorized; no par value)		$10.73

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$173,867

Expenses:
Investment advisory fee	27,386
Transfer agent fee	8,216
Custodian expense	851
Professional fees	1,149
Pricing fees	2,521
Trustee fees	565
Other expenses	3,385

Total expenses	44,073
Fees waived by Adviser	(1,947)
Custodian expense reduction	(67)

Net expenses	42,059

Net investment income	131,808

Realized and unrealized gain on investments:
Net realized gain	11,834
Net change in unrealized appreciation/depreciation	(106,151)

Net realized and unrealized loss on investments	(94,317)

Net increase in net assets resulting from operations	$37,491

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$131,808	$255,710
Net realized gain on investments	11,834	7,938
Net change in unrealized appreciation/depreciation	(106,151)	238,347

Net increase in net assets resulting from operations	37,491	501,995
Distributions from net investment income	(131,809)	(255,710)
Net fund share transactions (Note 4)	742,374	792,348

Total increase	648,056	1,038,633
Net assets:
Beginning of period	10,113,174	9,074,541

End of period	$10,761,230	$10,113,174

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.82		$10.54	$10.31	$10.32	$10.29	$10.60

Income from investment operations:
Net investment income	0.13		0.28	0.31	0.31	0.31	0.30
Net gains/(losses) on securities, both realized and unrealized	(0.09)		0.28	0.23	(0.01)	0.03	(0.31)

Total from investment operations	0.04		0.56	0.54	0.30	0.34	(0.01)
Less distributions:
Distributions from net investment income	(0.13)		(0.28)	(0.31)	(0.31)	(0.31)	(0.30)

Net asset value, end of period	$10.73		$10.82	$10.54	$10.31	$10.32	$10.29

Total return	0.38%	(b)	5.39%	5.31%	2.90%	3.34%	(0.10% )
Net assets, end of period (in thousands)	$10,761		$10,113	$9,075	$10,335	$10,880	$15,056
Ratio of net expenses to average net assets (a)	0.78%	(c)	0.81%	0.82%	0.81%	0.79%	0.71%
Ratio of net investment income to average net assets	2.42%	(c)	2.63%	2.97%	2.96%	3.00%	2.86%
Portfolio turnover	9.40%	(c)	16.16%	15.00%	22.22%	0.00%	23.21%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.04%	(c)	0%	(c)	For the six months ended December 31, 2010
.02%		0%		For the year ended June 30, 2010
0%		.04%		For the year ended June 30, 2009
0%		.05%		For the year ended June 30, 2008
0%		.04%		For the year ended June 30, 2007
.04%		.03%		For the year ended June 30, 2006

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

December 31, 2010

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value

GOVERNMENT AGENCIES

FEDERAL FARM CREDIT
53.33% of Net Assets
Federal Farm Credit Bank		5.840%	07/20/2022	Aaa/AAA*/AAA@	$2,850,000	$3,341,027
Federal Farm Credit Bank		5.250	05/10/2022	Aaa/AAA*/AAA@	2,000,000	2,254,292
Federal Farm Credit Bank		5.125	11/28/2022	Aaa/AAA*/AAA@	2,000,000	2,234,334
Federal Farm Credit Bank	#	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,756,507
Federal Farm Credit Bank		5.250	10/25/2022	Aaa/AAA*/AAA@	1,000,000	1,114,107
Federal Farm Credit Bank		5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,088,176
Federal Farm Credit Bank		6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	536,155

						13,324,598
FEDERAL HOME LOAN BANK
30.41% of Net Assets
Federal Home Loan Banks Medium Term Note		7.000	08/15/2014	Aaa/AAA*	500,000	596,078
Federal Home Loan Banks Medium Term Note		5.250	12/11/2020	Aaa/AAA*/AAA@	1,485,000	1,659,663
Federal Home Loan Banks Medium Term Note		5.000	12/10/2021	Aaa/AAA*/AAA@	500,000	551,093
Federal Home Loan Banks Medium Term Note	#	5.750	06/10/2022	Aaa/AAA*/AAA@	2,000,000	2,339,588
Federal Home Loan Banks Medium Term Note		5.550	06/19/2023	Aaa/AAA*	500,000	540,059
Federal Home Loan Banks Medium Term Note		4.375	04/16/2020	AAA*	1,500,000	1,555,950
Federal Home Loan Banks Medium Term Note		4.250	05/04/2020	Aaa/AAA*/AAA@	350,000	354,458

						7,596,889
FEDERAL NATIONAL MORTGAGE ASSOCIATION
7.39% of Net Assets
Federal National Mortgage Association		8.100	08/12/2019	Aaa/AAA*/AAA@	1,000,000	1,343,283
Federal National Mortgage Association		5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	502,031

						1,845,314
STUDENT LOAN MARKETING ASSOCIATION
4.44% of Net Assets
Student Loan Marketing Association		7.300	08/01/2012	AAA	1,000,000	1,109,827

						1,109,827
FEDERAL HOME LOAN MORTGAGE
3.02% of Net Assets
Federal Home Loan Mortgage Corporation		4.500	02/25/2020	Aaa/AAA*/AAA@	750,000	753,938

						753,938

Total Investments (cost $24,783,038) (See (a) below for further explanation) 98.59% of Net Assets						$24,630,566

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$708,762
Unrealized depreciation	(861,234)

Net unrealized depreciation	$(152,472)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,630,566
Level 3	Significant Unobservable Inputs	—

$24,630,566

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $24,783,038)		$24,630,566
Cash		80,578
Interest receivable		299,783
Prepaid expenses		1,540

Total assets		25,012,467
LIABILITIES:
Payable for:
Distributions to shareholders	17,970
Fund shares redeemed	1,689
Investment advisory fee	5,097
Transfer agent fee	285
Accrued expenses	4,068

Total liabilities		29,109

NET ASSETS:
Capital		25,264,665
Net accumulated realized loss on investment transactions		(128,835)
Net unrealized depreciation in value of investments		(152,472)

Net assets at value		$24,983,358

NET ASSET VALUE, offering price and redemption price per share ($24,983,358 -:- 2,516,826 shares outstanding; unlimited number of shares authorized; no par value)		$9.93

STATEMENT OF OPERATIONS

For the six months ended December 31, 2010

Net investment income:
Interest income	$778,529

Expenses:
Investment advisory fee	39,981
Transfer agent fee	27,013
Custodian expense	3,265
Professional fees	4,444
Printing	5,042
Trustee fees	2,184
Other expenses	6,494

Total expenses	88,423
Custodian expense reduction	(230)

Net expenses	88,193

Net investment income	690,336

Realized and unrealized gain/(loss) on investments:
Net realized gain	5,314
Net change in unrealized appreciation/depreciation	(1,238,455)

Net realized and unrealized loss on investments	(1,233,141)

Net decrease in net assets resulting from operations	$(542,805)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2010 and the year ended June 30, 2010	UNAUDITED

	Six Months 12/31/10	One Year 2010
Operations:
Net investment income	$690,336	$1,287,448
Net realized gain on investments	5,314	69,152
Net change in unrealized appreciation/depreciation	(1,238,455)	559,656

Net increase/(decrease) in net assets resulting from operations	(542,805)	1,916,256
Distributions from net investment income	(690,336)	(1,287,448)
Net fund share transactions (Note 4)	(15,836,772)	15,993,839

Total increase/(decrease)	(17,069,913)	16,622,647
Net assets:
Beginning of period	42,053,271	25,430,624

End of period	$24,983,358	$42,053,271

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/10		For the years ended June 30,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.24		$10.05	$9.93	$9.66	$9.58	$10.07

Income from investment operations:
Net investment income	0.18		0.44	0.46	0.48	0.49	0.48
Net gains/(losses) on securities, both realized and unrealized	(0.31)		0.19	0.12	0.27	0.08	(0.49)

Total from investment operations	(0.13)		0.63	0.58	0.75	0.57	(0.01)
Less distributions:
Distributions from net investment income	(0.18)		(0.44)	(0.46)	(0.48)	(0.49)	(0.48)

Net asset value, end of period	$9.93		$10.24	$10.05	$9.93	$9.66	$9.58

Total return	(1.33%	)(b)	6.38%	5.99%	7.88%	6.04%	(0.14% )
Net assets, end of period (in thousands)	$24,983		$42,053	$25,431	$23,132	$22,553	$22,553
Ratio of net expenses to average net assets (a)	0.44%	(c)	0.47%	0.47%	0.49%	0.51%	0.51%
Ratio of net investment income to average net assets	3.48%	(c)	4.30%	4.62%	4.85%	5.05%	5.05%
Portfolio turnover	114.02%	(c)	56.38%	30.35%	33.21%	6.40%	6.40%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.44%	(c)	For the six months ended December 31, 2010
0.47%		For the year ended June 30, 2010
0.49%		For the year ended June 30, 2009
0.51%		For the year ended June 30, 2008
0.53%		For the year ended June 30, 2007
0.47%		For the year ended June 30, 2006

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND FUND	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

LEASE REVENUE BONDS
21.97% of Net Assets
Arlington County VA Industrial Development Authority	5.844%	08/01/2031	Aa2/AA+*	$100,000	$97,356
Buncombe County NC Limited Obligation Build America Bonds	6.800	06/01/2030	Aa3/AA+*/AA-@	250,000	247,068
Colorado Springs Utilities Build America Bonds	5.467	11/15/2040	Aa2/AA*/AA@	140,000	126,984
Commonwealth Financing Authority PA Revenue Build America Bonds	5.587	06/01/2030	Aa3/AA-*/AA@	75,000	70,488
Douglas County WA Public Utilities Wells Hydroelectric	5.450	09/01/2040	Aa3/AA*	250,000	223,123
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	251,055
Idaho Bond Bank Authority Revenue	6.250	09/15/2040	Aa1	250,000	241,470
KY State Property & Buildings Build America Bonds — Series C	5.921	11/01/2030	Aa2/A+*/AA-@	250,000	240,144
Northeast OH Regional Sewer District Wastewater Revenue	6.038	11/15/2040	Aa1/AA+*	260,000	253,934
Omaha NE Sewer Revenue Build America Bonds	6.191	12/01/2040	Aa2/AA*	500,000	480,340
Oviedo FL Utility Revenue Build America Bonds — Series B	5.863	10/01/2035	Aa3/AA*	250,000	232,815
Raleigh NC Limited Obligation Build America Bonds	5.572	06/01/2035	Aa1/AA+*/AA+@	250,000	243,228
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	500,000	509,080

					3,217,085
INSURED MUNICIPAL BONDS
19.48% of Net Assets
Armstrong School District PA Build America Bonds — Series A	7.000	03/15/2041	AA+*	750,000	736,943
Ashland KY Independent School District Build America Bonds	6.200	08/01/2029	Aa2	100,000	103,839
Bexar County TX Revenue Bonds Venue Project — Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	269,908
Bountiful UT Electric Revenue Build America Bonds	6.110	11/01/2030	AA+*/AA-@	250,000	242,434
Colorado Water Reserve & Power Development Taxable Parker	5.900	09/01/2035	AA+*	100,000	93,708
Lincoln AL Build America Bonds Recovery Zone Economic Development	6.800	06/01/2040	AA+*	500,000	486,960
Mesa State College CO Auxiliary Facilities Build America Bonds	6.746	05/15/2042	Aa2/AA-*	100,000	101,647
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA+*/A+@	250,000	238,165
Nye County NV School District Build America Bonds	5.700	05/01/2027	Aa3	100,000	92,195
Scottsboro AL Build America Bonds	6.400	11/01/2040	Aa3/AA+*	250,000	240,655
Spring Branch TX Independent School District Build America Bonds	6.038	02/01/2039	Aaa/AAA*	250,000	246,598

					2,853,052
GENERAL OBLIGATION BONDS
17.46% of Net Assets
Anne Arundel County MD Build America Bonds	6.125	04/01/2035	Aa1/AAA*/AA+@	100,000	101,720
Bexar County TX Build America Bonds	5.755	06/15/2040	Aaa/AA+*/AAA@	100,000	96,362
Carroll TX Independent School District Build America Bonds	6.676	02/15/2034	Aa2/AA+*	100,000	102,869
East Bethel MN Build America Bonds Utilities — Series B	7.000	02/01/2040	Aa3	250,000	250,155
Edgewood OH City School District Build America Bonds	7.500	12/01/2037	Aa3/A+*	100,000	103,207
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	246,650
Mariemont OH City School District Build America Bonds	6.200	12/01/2035	Aa2/AA*	100,000	99,492
Middleton DE Build America Bonds	5.390	10/01/2030	Aa3/AA-*	100,000	95,203
Moon Area School District PA Build America Bonds	5.820	11/15/2033	AA-*	250,000	236,403
New York NY Build America Bonds	5.968	03/01/2036	Aa2/AA*/AA@	100,000	98,428
Olentangy Local School District OH Build America Bonds	6.260	12/01/2038	Aa1/AA+*	100,000	101,429
Sarasota County FL Capital Improvement Revenue Build America Bonds	7.016	10/01/2040	AA+*/AA+@	710,000	693,102
Spring Township PA Build America Bonds	6.050	11/15/2039	Aa2	250,000	240,427
Talladega County AL Build America Bonds Recovery Zone	5.600	04/01/2040	Aa3	100,000	92,058

					2,557,505
MUNICIPAL UTILITY REVENUE BONDS
16.27% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America Bonds	7.064	12/01/2040	AA+*	500,000	487,470
Gainesville FL Utilities System Revenue Build America Bonds	6.024	10/01/2040	Aa2/AA*	250,000	242,378
Heber Light & Power Company UT Electric Revenue Build America Bonds	7.000	12/15/2030	Aa3/AA-@	500,000	488,960
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	198,530
San Antonio TN Electric & Gas Build America Bonds	6.308	02/01/2037	Aa2/AA-*/AA+@	500,000	497,930
Sarasota FL Water & Sewer Revenue Build America Bonds	5.575	10/01/2035	Aa2/AA-@	80,000	73,045
South Valley Sewer District Utah Build America Bonds	6.140	01/01/2029	AA*/AA@	105,000	106,523
Winston Salem NC Water & Sewer Systems Build America Bonds	5.694	06/01/2040	Aa1/AAA*/AA+@	200,000	191,060
York County VA Sewer Revenue Build America Bonds	6.607	06/01/2040	Aa3	100,000	96,935

					2,382,831

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND FUND	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

December 31, 2010

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.98% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017%	03/15/2031	Aa2/AA-*	$500,000	$503,435
Eagle Garfield & Routt Counties CO School District Build American Bonds	5.900	12/01/2035	Aa3	90,000	82,648
Grand Junction CO Certificates of Participation Build America Bonds	7.500	12/01/2030	A+*	500,000	497,915
Pennington County SD Certificates of Participation Build America Bonds	7.200	06/01/2037	Aa2	750,000	756,835
Sedalia MO Certificates of Participation Build America Bonds	7.300	06/01/2035	AA+*	500,000	498,830

					2,339,663
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.45% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	100,000	109,055
University of KY General Receipts Build America Bonds	5.700	11/01/2039	Aa2/AA-*	65,000	61,992
University NC Chapel Hill Hospital Revenue Build America Bonds	6.329	02/01/2031	Aa3/AA-*	250,000	241,966
University NC Wilmington Revenue Build America Bonds	5.870	01/01/2035	A1	100,000	92,962

					505,975
TURNPIKE ROAD REVENUE
2.71% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America Bonds	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	304,638
NC State Turnpike Authority Build America Bonds	5.418	01/01/2041	Aa2/AA*	100,000	92,072

					396,710

Total Investments (cost $14,632,766) (See (a) below for further explanation) 97.32% of Net Assets					$14,252,821

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$57,214
Unrealized depreciation	(207,159)

Net unrealized depreciation	$(149,945)

Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,252,821
Level 3	Significant Unobservable Inputs	—

$14,252,821

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

December 31, 2010

ASSETS:
Investments in securities, at value (Cost: $14,632,766)		$14,482,821
Cash		97,516
Interest receivable		124,295

Total assets		14,704,632
LIABILITIES:
Payable for:
Distributions to shareholders	53,170
Investment advisory fee	4,665
Transfer agent fee	120
Trustee fee	45
Accrued expenses	1,399

Total liabilities		59,399

NET ASSETS:
Capital		14,795,178
Net unrealized depreciation in value of investments		(149,945)

Net assets at value		$14,645,233

NET ASSET VALUE, offering price and redemption price per share ($14,645,233 -:- 1,557,120 shares outstanding; unlimited number of shares authorized; no par value)		$9.41

STATEMENT OF OPERATIONS

For the two months ended December 31, 2010*

Net investment income:
Interest income	$85,158

Expenses:
Investment advisory fee	6,892
Transfer agent fee	2,068
Custodian expense	90
Professional fees	154
Pricing	252
Trustee fees	45
Other expenses	1,537

Total expenses	11,038
Fees waived by Adviser	(720)
Custodian expense reduction	(30)

Net expenses	10,288

Net investment income	74,870

Realized and unrealized gain/loss on investments:
Net change in unrealized appreciation/depreciation	(149,945)

Net realized and unrealized loss on investments	(149,945)

Net decrease in net assets resulting from operations	$(75,075)

*	The Fund’s inception date was November 1, 2010. Accordingly, data exists only for the two month period ended December 31, 2010

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the two months ended December 31, 2010*

Two Months* 12/31/10
Operations:
Net investment income	$74,870
Net change in unrealized appreciation/depreciation	(149,945)

Net decrease in net assets resulting from operations	(75,075)
Distributions from net investment income	(74,870)
Net fund share transactions (Note 4)	14,795,178

Total increase	14,645,233
Net assets:
Beginning of period	—

End of period	$14,645,233

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Two Months*
	12/31/10
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net gains/(losses) on securities, both realized and unrealized	(0.59)

Total from investment operations	(0.51)
Less distributions:
Distributions from net investment income	(0.08)

Net asset value, end of period	$9.41

Total return	(5.11%	)(b)
Net assets, end of period (in thousands)	$14,645
Ratio of net expenses to average net assets (a)	0.96%	(c)
Ratio of net investment income to average net assets	6.18%	(c)
Portfolio turnover	0.00%	(c)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.06%	(c)	0%	(c)	For the two months ended December 31, 2010

*	The Fund’s inception date was November 1, 2010.

(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.	Organization and Significant Accounting Policies, continued:

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2010, for the Funds’ investments is included at the end of the Funds’ Schedule of Portfolio Investments. There were no significant transfers in and out of level 1, 2, or 3 during the period ending December 31, 2010.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2010. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.	Organization and Significant Accounting Policies, continued:

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

I.	New Accounting Pronouncement

In January 2010, the FASB issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The Funds have adopted this amendment except for level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact of its financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets. Each Investment Advisory Agreements except that for the Taxable Municipal Bond Series will continue in effect until October 31, 2011, and may be continued thereafter for annual periods if renewed. The agreement for the Taxable Municipal Bond Series will continue in effect until October 31, 2012 and may be continued thereafter for annual periods if renewed.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

For the six months ended December 31, 2010, fees voluntarily waived by the Adviser were as follows:

Fees Waived by Adviser
Alabama Tax-Free Income Series	$22,367
Mississippi Tax-Free Income Series	10,215
Tennessee Tax-Free Short-to-Medium Series	1,532
Taxable Municipal Bond Series	720

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2010, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,389,305	$764,004
Kentucky Tax-Free Income Series	67,520,807	67,435,529
Kentucky Tax-Free Short-to-Medium Series	8,617,302	7,678,009
Mississippi Tax-Free Income Series	528,504	596,074
North Carolina Tax-Free Income Series	7,713,424	8,368,758
North Carolina Tax-Free Short-to-Medium Series	3,458,603	845,586
Tennessee Tax-Free Income Series	2,882,847	2,708,034
Tennessee Tax-Free Short-to-Medium Series	1,430,364	491,500
Intermediate Government Bond Series	21,777,938	36,946,170
Taxable Municipal Bond Series	14,633,807	—

4.	Capital Shares

At December 31, 2010 and June 30, 2010, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	160,585	$1,907,838	177,602	$2,010,089
Shares reinvested	19,974	234,314	34,467	384,144
Shares redeemed	(158,855)	(1,867,539)	(145,306)	(1,573,209)
Net increase	21,704	$274,613	66,763	$821,024

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,778,378	$52,332,575	18,393,656	$140,727,307
Shares reinvested	1,501,166	11,451,608	2,574,104	19,772,340
Shares redeemed	(9,372,247)	(72,051,512)	(11,258,407)	(86,179,579)
Net (decrease)/increase	(1,092,703)	$(8,267,329)	9,709,353	$74,320,068

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

4.	Capital Shares, continued:

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,179,001	$11,837,945	3,750,824	$20,000,950
Shares reinvested	110,235	597,575	237,977	1,268,895
Shares redeemed	(2,255,047)	(12,159,535)	(2,624,421)	(13,992,073)
Net increase	34,189	$275,985	1,364,380	$7,277,772

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,839	$380,412	145,044	$1,645,363
Shares reinvested	7,628	87,036	13,324	151,816
Shares redeemed	(42,390)	(481,873)	(57,518)	(651,356)
Net (decrease)/increase	(1,923)	$(14,425)	100,850	$1,145,823

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	672,780	$7,527,380	1,247,273	$13,686,149
Shares reinvested	88,912	974,809	165,572	1,826,597
Shares redeemed	(898,735)	(9,845,912)	(655,126)	(7,198,197)
Net (decrease)/increase	(137,043)	$(1,343,723)	757,719	$8,314,549

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	403,345	$4,424,776	532,609	$5,719,346
Shares reinvested	14,997	163,835	25,104	269,407
Shares redeemed	(179,490)	(1,962,503)	(181,532)	(1,948,228)
Net increase	238,852	$2,626,108	376,181	$4,040,525

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	602,540	$6,716,650	1,194,144	$13,126,856
Shares reinvested	85,269	942,026	163,206	1,804,520
Shares redeemed	(705,005)	(7,781,353)	(1,371,602)	(15,051,336)
Net (decrease)	(17,196)	$(122,677)	(14,252)	$(119,960)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

4.	Capital Shares, continued:

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	164,581	$1,791,040	169,926	$1,824,768
Shares reinvested	8,462	92,307	18,227	195,876
Shares redeemed	(105,387)	(1,140,973)	(114,208)	(1,228,296)
Net increase	67,656	$742,374	73,945	$792,348

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	109,455	$1,113,379	1,900,840	$19,267,112
Shares reinvested	35,075	357,546	81,074	821,663
Shares redeemed	(1,735,875)	(17,307,695)	(404,161)	(4,094,936)
Net (decrease)/increase	(1,591,345)	$(15,836,772)	1,577,753	$15,993,839

TAXABLE MUNICIPAL BOND SERIES	Two Months Ended December 31, 2010
	SHARES	AMOUNT
Shares sold	1,556,936	$14,793,444
Shares reinvested	184	1,734
Shares redeemed	—	—
Net increase	1,557,120	$14,795,178

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2010, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2010, the Kentucky Tax-Free Income Series does not have any capital loss carryforwards.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

6.	Federal Income Taxes, continued:

The capital loss carryforwards expire as follows:

	2011	2012	2013	2014	2015	2016	2017	2018	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$—	$18,298	$25,322	$43,620
Kentucky Tax-Free Short-to-Medium Series	—	—	257,605	74,336	446,645	227,932	223,977	—	1,230,495
Mississippi Tax-Free Income Series	—	—	—	—	—	6,458	3,910	16,204	26,572
North Carolina Tax-Free Income Series	—	347,636	—	—	—	—	—	117,110	464,746
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	49,489	30,033	—	—	79,522
Tennessee Tax-Free Income Series	18,314	175,434	28,670	—	—	—	16,360	992,377	1,231,155
Tennessee Tax-Free Short-to-Medium Series	—	—	—	44,876	92,566	23,418	—	—	160,860
Intermediate Government Bond Series	—	48,696	2	64,307	21,144	—	—	—	134,149

During the year ended June 30, 2010, the following Funds utilized capital loss carryforwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$150,390
North Carolina Tax-Free Short-to-Medium Series	60,039
Tennessee Tax-Free Short-to-Medium Series	17,538
Intermediate Government Bond Series	69,152

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2010 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(22,487)
Mississippi Tax-Free Income Series	(6,718)

At June 30, 2010, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Tennessee Tax-Free Income Series	$69,805	$(69,805)
Tennessee Tax-Free Short-to-Medium Series	(4,003)	4,003

The tax character of distributions paid for the years ended June 30, 2010 and 2009 were as follows:

	2010			2009
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$656,017	$—	$—	$564,154	$—	$—
Kentucky Tax-Free Income Series	31,722,118	—	1,628,317	30,399,605	—	1,239,797
Kentucky Tax-Free Short-to-Medium Series	1,809,942	—	—	1,797,615	—	—
Mississippi Tax-Free Income Series	218,128	—	—	193,916	—	—
North Carolina Tax-Free Income Series	2,648,834	—	—	2,450,110	—	—
North Carolina Tax-Free Short-to-Medium Series	372,430	—	—	345,549	—	—
Tennessee Tax-Free Income Series	3,415,997	—	—	3,453,113	—	—
Tennessee Tax-Free Short-to-Medium Series	255,710	—	—	283,471	—	—
Intermediate Government Bond Series	—	1,287,448	—	—	1,121,342	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

6.	Federal Income Taxes, continued:

At June 30, 2010, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long Term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$77,871	$—	$311,358
Kentucky Tax-Free Income	3,723	3,137,837	305,291	30,499,502
Kentucky Tax-Free Short-to-Medium	—	46,195	—	2,757,023
Mississippi Tax-Free Income	—	17,438	—	105,888
North Carolina Tax-Free Income	—	206,436	—	1,717,753
North Carolina Tax-Free Short-to-Medium	—	8,217	—	431,100
Tennessee Tax-Free Income	—	386,211	—	2,093,319
Tennessee Tax-Free Short-to-Medium	—	5,114	—	210,855
Intermediate Government Bond	71,826	—	—	1,085,983

		Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income		$(66,107)	$(77,874)	$245,248
Kentucky Tax-Free Income		—	(3,137,837)	30,808,516
Kentucky Tax-Free Short-to-Medium		(1,230,495)	(46,195)	1,526,528
Mississippi Tax-Free Income		(33,290)	(17,438)	72,598
North Carolina Tax-Free Income		(464,746)	(206,436)	1,253,007
North Carolina Tax-Free Short-to-Medium		(79,522)	(8,217)	351,578
Tennessee Tax-Free Income		(1,231,155)	(386,211)	862,164
Tennessee Tax-Free Short-to-Medium		(160,860)	(5,114)	49,995
Intermediate Government Bond		(134,149)	(71,826)	951,834

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect any risk of loss would not be materially significant.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2011, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

8.	Line of Credit Agreement and Custodian Agreement, continued:

At December 31, 2010, the Funds had an unused line of credit amount of $37,815,000. During the six months ended December 31, 2010, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$4,592
Kentucky Tax Free Income Series	77,207
Kentucky Tax-Free Short-to-Medium Series	12,538
Mississippi Tax-Free Income Series	2,712
North Carolina Tax-Free Income Series	20,957
North Carolina Tax-Free Short-to-Medium Series	2,880
Tennessee Tax-Free Income Series	6,565
Tennessee Tax-Free Short-to-Medium Series	467
Intermediate Government Bond Series	9,000
Taxable Municipal Bond Series	—

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Officer/ Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 80	President	Annual Term; 31 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	KY Historical Society Foundation
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 59	Compliance Officer	Annual Term; 6 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 48	Executive Vice President	Annual Term; 5 years of service	President, Dupree & Company, Inc.	N/A	International Book Project, Inc.
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 49	Vice President, Secretary, Treasurer	Annual Term; 12 years of service as Vice President, 10 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 51	Assistant Secretary	Annual Term; 17 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 70	Chairman, Trustee	Annual Term; 9 years of service as Chairman; 21 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 48	Trustee	One Year Term; 3 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	10	N/A
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 73	Trustee	Annual Term; 14 years of service	Alexander Farms, farming	10	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 66	Trustee	Annual Term; 8 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 79	Trustee	Annual Term; 10 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge; Trustee for charitable organization and individuals.	10	KY Lottery Corporation (through 2008)

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Trustee and officer information, continued:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Officer/ Trustee
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 78	Trustee	Annual Term; 31 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	10	N/A

As of December 31, 2010, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2010, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 26, 2010, reviewed the following factors with respect to each Fund: (1) the nature, extent and quality of services provided by Dupree & Company to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients, if any; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the Funds, followed by an outline of the selected specific factors the Trustees considered for each particular Fund.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Fund’s assets in a manner consistent with the Fund’s investment objectives’ and to implement this program by selecting the

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Board of Trustees Approval of Existing Advisory Agreements, continued:

securities to be purchased or sold by the Fund and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Fund’s office needs, maintains each Fund’s books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Fund, staffs the Fund with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the Funds since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Funds to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Funds, as discussed below.

Performance

The Trustees considered the performance of each Fund during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Fund prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the returns of the Funds over the periods reviewed have closely approximated the returns of the respective benchmark indices utilized by each of the Funds. For additional detail about the factors considered by the Trustees in approving the existing advisory agreements for each Fund, please see the “Series-by-Series” synopsis provided below.

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2009) and unaudited financial statements (nine months ended September 30, 2010) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Fund (twelve months ended June 30, 2010). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Fund are allocated to each Fund according to each Fund’s identifiable costs and according to the size of the Fund in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Fund since the inception of each Fund. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Fund and the historic subsidization provided by Dupree & Co. to the several Funds.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Fund are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

Fee Comparison with Other Clients

The only client served by the Investment Adviser is the Trust so there are no applicable fee comparisons.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Board of Trustees Approval of Existing Advisory Agreements, continued:

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Fund increases in net asset size. The benefit to the shareholders of each Fund is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Fund, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2010 the Investment Adviser processed 40 portfolio purchase transactions and 24 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $18,588 as compared to $17,294 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond index reflects no deduction for fees or expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of four stars.

•	As of June 30, 2010 the Fund’s expense ratio was 0.47% (after waiver of fees), the lowest of 7 funds compared by Morningstar.

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 63 portfolio purchase transactions and 24 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $16,352 as compared to $17,294 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond index reflects no deduction for fees or expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of five stars.

•	As of June 30, 2010 the Fund’s expense ratio was 0.58%, the lowest of 16 funds compared by Morningstar.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 35 portfolio purchase transactions and 16 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $14,924 as compared to $17,296 for the Barclays Capital Cap Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of four stars.

•

As of June 30, 2010 the Fund’s expense ratio was 0.72%. Out of 16 funds compared by Morningstar, only three had lower expense ratios than this Fund. Of these three funds, two only accept institutional clients and the remaining Fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 18 portfolio purchase transactions and 16 portfolio sale transactions.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Board of Trustees Approval of Existing Advisory Agreements, continued:

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $18,063 as compared to $17,294 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of four stars.

•	As of June 30, 2010 the Fund’s expense ratio was 0.45% (after waiver of fees) was the lowest of two funds compared by Morningstar.

North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 20 portfolio purchase transactions and 11 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $16,142 as compared to $17,294 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of four stars.

•

As of June 30, 2010 the Fund’s expense ratio was 0.72%, the 5th lowest of Funds compared by Morningstar. Of the other funds each has a load, a million dollar minimum investment or was only open to employees of the Fund.

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 37 portfolio purchase transactions and 19 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $14,826 as compared to $17,296 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of three stars.

•

As of June 30, 2010 the Fund’s expense ratio was 0.82%, the 7th lowest of 16 funds compared by Morningstar. Of the other funds compared, one charges a sales load; one is open only to employees of the fund family; three are only open to institutional clients with a one million dollar minimum investment; and the remaining Fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 17 portfolio purchase transactions and 30 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $15,954 as compared to $17,294 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of three stars.

•

As of June 30, 2010 the Fund’s expense ratio was 0.70%, the second lowest of 11 funds compared by Morningstar. The fund with the lower expense ratio is open only to institutional clients with a minimum one million dollar investment.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Board of Trustees Approval of Existing Advisory Agreements, continued:

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 16 portfolio purchase transactions and 10 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $14,546 as compared to $17,296 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of three stars.

•

As of June 30, 2010 the Fund’s expense ratio was 0.81%, the fifth lowest of 11 funds compared by Morningstar. Two of the funds have a load, one is open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2010, the Investment Adviser processed 29 portfolio purchase transactions and 14 portfolio sale transactions.

•

As of June 30, 2010 the ten year growth of $10,000 invested in the Fund was $17,487as compared to $18,074 for the Barclays Capital U.S. Intermediate Government Bond Index. The Barclays Capital U.S. Intermediate Government Index reflects no deduction for fees and expenses.

•	As of June 30, 2010 the Fund received an overall Morningstar rating of four stars.

•	As of June 30, 2010 the Fund’s expense ratio was 0.47%, the lowest of 30 funds compared by Morningstar.

Taxable Municipal Bond Series

Since this is a new Fund effective November 1, 2010, the Board of Trustees approved a new Investment Advisory Agreement and did not compare the Fund to other similar funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2010” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2010	Beginning Account Value July 1, 2010*	Ending Account Value December 31, 2010**	Expenses Paid During the Six Months Ended December 31, 2010
Alabama Tax-Free Income Series
Actual	.57%	$1,000.00	$987.30	$2.79
Hypothetical	.57	1,000.00	1,025.21	2.84
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	997.43	2.93
Hypothetical	.58	1,000.00	1,025.21	2.97
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,001.46	3.64
Hypothetical	.72	1,000.00	1,025.21	3.69
Mississippi Tax-Free Income Series
Actual	.52	1,000.00	995.97	2.61
Hypothetical	.52	1,000.00	1,025.21	2.65
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	992.04	3.53
Hypothetical	.70	1,000.00	1,025.21	3.36
North Carolina Tax-Free Short-to-Medium Series
Actual	.77	1,000.00	1,005.24	3.91
Hypothetical	.77	1,000.00	1,025.21	3.95
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	997.33	3.50
Hypothetical	.70	1,000.00	1,025.21	3.55

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2010

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized December 31, 2010	Beginning Account Value July 1, 2010*	Ending Account Value December 31, 2010**	Expenses Paid During the Six Months Ended December 31, 2010
Tennessee Tax-Free Short-to-Medium Series
Actual	.77%	$1,000.00	$1,001.92	$3.91
Hypothetical	.77	1,000.00	1,025.21	3.95
Intermediate Government Bond Series
Actual	.44	1,000.00	993.30	2.23
Hypothetical	.44	1,000.00	1,025.21	2.26
Taxable Municipal Bond Series
Actual	.97	1,000.00	974.45	4.77
Hypothetical	.97	1,000.00	1,025.21	4.96

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 26, 2010. The purpose of the meeting was (i) to elect Messrs. James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2011. The results of all matters voted on by shareholders at the Shareholder Meeting held October 26, 2010 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
James C. Baughman	85,495,104.425	338,215.515	746,634.486	0.00	86,579,954.426
Lucy A. Breathitt	85,131,932.439	338,215.515	746,634.486	0.00	86,216,782.440
William A. Combs	85,455,080.213	338,215.515	746,634.486	0.00	86,539,930.214
C. Timothy Cone	85,467,633.499	338,215.515	746,634.486	0.00	86,552,483.500
J. William Howerton	84,748,038.768	338,215.515	746,634,483	0.00	85,832,888.769
William S. Patterson	85,215,289.635	338,215.515	746,634.483	0.00	86,300,139.636

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2011:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	85,100,983.845	414,952.049	1,102,428.488	86,618,364.382

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	76,297,719.940	701,018.482	9,619,626.080	86,618,364.502

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable

Item 3. Not applicable

Item 4. Not applicable

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 17, 2011 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 17, 2011 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)	(1) Not applicable

(a)	(2) Certifications

(a)	(3) Not applicable

(b)	906 certification